AS  FILED  WITH  THE  SECURITIES  AND  EXCHANGE  COMMISSION ON August 27,  2001
     Registration  Nos.  2-92633
                811-04087
     ====================================================================
                                       SECURITIES  AND  EXCHANGE  COMMISSION
                                                             Washington,  D.C.
20549

                                                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        [
]
     Post-Effective  Amendment  No.  39
[X]
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ] Amendment No. 42
[X]

                                    EXETER  FUND,  INC.
                 _________________________________________________
                  (Exact name of registrant as specified in charter)

                                  1100  Chase  Square
                                Rochester,  New  York  14604
            ___________________________________________________
           (Address  of Principal Executive Offices) (Zip Code)

Registrant's  Telephone  Number,  Including  Area  Code   (716)  325-6880

                                    B.  Reuben  Auspitz
                                 c/o  Exeter  Fund, Inc.
                                    1100  Chase  Square
                                   Rochester,  NY 14604

                       (Name  and  Address  of  Agent  For Service)
                                      Copies to:

                           Richard  W.  Grant,  Esquire
                          Morgan, Lewis & Bockius, LLP
                            1701 Market Street
                            Philadelphia,  PA  19103
       =====================================================================
It  is  proposed  that  this  filing  will  become  effective:
     /  /  immediately  upon  filing  pursuant  to  paragraph  (b)
//  on  May  1,  2001  pursuant  to  paragraph  (b)
/  /  60  days  after  filing  pursuant  to  paragraph  (a)
/X/  on  October 11, 2001 pursuant  to  paragraph  (a) of  Rule  485
/  /  75  days  after  filing  pursuant  to  paragraph  (a)(2)
/  /  on  (date)  pursuant  to  paragraph  (a)(2)  of  Rule  485

If  appropriate,  check  the  following  box:

     / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title  of  Securities  Being  Registered:
     Investment  Company  Shares
 .=============================================================================

Prospectus
______,  2001
Exeter  Fund,  Inc.

Small  Cap  Series
Commodity  Series
Technology  Series
 High  Yield  Bond  Series
International  Series
Life  Sciences  Series
Global  Fixed  Income  Series
World  Opportunities  Series
[Logo]
The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

[This page intentionally blank]

Contents
                                   Page

Goals,  Strategies,  and  Risks
     Small  Cap  Series                4
     Commodity  Series                 6
     Technology  Series                8
      High  Yield  Bond  Series     10
     International  Series            12
     Life  Sciences  Series           14
     Global  Fixed  Income  Series    16
     World  Opportunities  Series     18
More  About  the  Series'  Investments 20
Management                             22
Investment  &  Account  Information    23
Dividends,  Distributions,  and  Taxes 24
Financial  Highlights                  25

This  prospectus includes information on the Small Cap Series, Commodity Series,
Technology  Series,   High Yield Bond Series , International Series,
Life Sciences Series, Global Fixed Income Series, and World Opportunities Series of the Exeter Fund, Inc. Shares of these Series are used in connection with an investment strategy that the Advisor and its affiliates use for discretionary investment account clients who have authorized the Advisor to acquire and dispose of Fund shares on their behalf.

Goals,  Strategies,  and  Risks
Small  Cap  Series
Investment  Goal
Provide long-term growth by investing principally in the common stocks of small companies.
Investment  Strategies
The Series invests primarily in common stocks of small companies. The Series defines a small company generally as one with a market capitalization of less than $1.9 billion.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select small companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
          Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
          Improving  market  share  in  consolidating  industries.
          Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The  U.S.  stock  market  goes  down.
          Small company stocks go down in value or underperform larger company stocks.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect. In addition to the general risks of stock funds, the Series has special risks due to its concentration in small company stocks. These risks include the following:
          The stocks of small companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
          The stocks of small companies may be less marketable than the stocks of larger companies.
          Small companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, small companies fail more often than larger companies.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its most recent activation. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Standard & Poor's 500 Total Return Index, an unmanaged index of common stocks, and the Russell 2000 Index, an unmanaged index of small company stocks.

SMALL  CAP  SERIES  CLASS  A
%  TOTAL  RETURN

[BAR CHART REFLECTING THE RESULTS AS FOLLOWS: 1993, 14.59%; 1994, 8.01%; 1995,14.70%; 1996, 10.06%; 1997, 12.29%; 1998, -13.59%; 1999, 9.87%; and 2000,
9.43%.]
CALENDAR  YEARS  ENDED  DECEMBER  31




Avg. Annual                                                        Since Current
Total Returns                                                      Activation
(for periods ended 12/31/00)            1 Year             5 Years  on 4/30/92
Small Cap Series Class A                9.43%               5.10%    9.02%
S&P 500 Index                          -9.10%              18.31%   16.68%
Russell 2000 Index                     -3.02%              10.31%   12.60%
Quarterly Returns
Highest: . . . . . . . . . .  27.72% in 4th quarter 1992
Lowest:. . . . . . . . . . .  -27.96% in 3rd quarter 1998



Past performance does not necessarily indicate how the Series will perform in the future.

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Fees  and  Expenses  of  the  Series




For the Year Ended 12/31/00                             Small Cap Series
Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . .       1.00%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . .       0.20%
Total annual fund operating expenses . . . . . .       1.20%1



1Total annual fund operating expenses have been restated to reflect current expenses.
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:




After    After    After    After
1 year  3 years  5 years  10 years
$  122  $381     $660     $1,455

Goals,  Strategies,  and  Risks
Commodity  Series
Investment  Goal
Provide long-term growth by investing principally in the securities of companies in commodities-based industries.

Investment  Strategies
The Series will invest primarily in common stocks of companies in the commodities-based industries. The Series may also invest in ADRs and other U.S. denominated securities of foreign issuers. The companies in which the Series may invest include those directly engaged in the production of commodities such as minerals, metals, agricultural commodities, chemicals, oil and gas, other energy or other natural resources. They also include companies that use commodities extensively in their products, provide services to commodities-based industries, or are otherwise affected by commodities. A company will be considered appropriate for investment by the Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to commodities-based industries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor seeks to select securities of companies that will benefit from changes in the prices of the underlying commodities.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The  U.S.  and/or  foreign  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness,, relative value or potential appreciation of a security or strategy prove to be incorrect. In addition to the general risks of stock funds, the Series has special risks due to its concentration in commodity-related stocks. These risks include the following:
          The stocks of commodity-related companies may underperform other sectors or the market as a whole.
          The stocks of commodity-related companies may experience greater price volatility than other types of common stocks.
          Commodity stocks are sensitive to changes in the prices of, and in supply and demand for, commodities. The prices as well as supply and demand may be affected by factors such as policies of commodity cartels, and by international economic, political and regulatory events.
          The Advisor's judgements about trends in the prices of commodities may prove to be incorrect.
In addition, because the Series may hold a significant portion of its assets in foreign securities or ADRs, it is subject to risks specific to foreign holdings. These risks include:
          The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
          Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
          Investments in emerging market countries may be more volatile than investments in more developed markets.
Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

Summary  of  Past  Performance

This Series was not active as of the date of this prospectus; therefore, no performance information is provided.

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Fees  and  Expenses  of  the  Series
Commodity  Series



Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . . .     1.00%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses. . . . . . . . . . . . . . . .     0.20%
Total annual fund operating expenses . . . . . . . . .  1.20%



This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:



After   After

1 year  3 years
$  122  $381



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three year period shown.

Goals,  Strategies,  and  Risks
Technology  Series
Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in science and technology-based industries.

Investment  Strategies
The Series will invest primarily in common stocks of companies in science and technology-based industries. The Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers. The companies in which the Series may invest include those directly engaged in science and technology as well as those that use science or technological advances extensively in their product development or operations. An equity security will generally be considered appropriate for investment by the Technology Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to technology and related industries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies in the technology sector that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
          Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
          Improving  market  share  in  consolidating  industries.
          Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The  U.S.  and/or  foreign  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness, relative value or potential appreciation of a security or strategy prove to be incorrect. In addition to the general risks of stock funds, the Series has special risks due to its concentration in technology stocks. These risks include the following:
          The stocks of technology companies may underperform other sectors or the market as a whole.
          The stocks of technology companies may experience greater price volatility than other types of common stocks.
          Technology companies may be smaller companies with limited product lines, markets or financial resources, and they may depend on a small management group.

In addition, because the Series may hold a significant portion of its assets in foreign securities or ADRs, it is subject to risks specific to foreign holdings. These risks include:
          The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
          Because the Series' investments may be denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
          Investments in emerging market countries may be more volatile than investments in more developed markets.
Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active over the past ten years. The Series was previously active from November 4, 1988 to May 11, 1992 and from August 29, 1994 to April 16, 1997. The Series was redeemed in full on April 16, 1997 and was reactivated on August 8, 2000.
The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index, an unmanaged index of common stocks.


TECHNOLOGY  SERIES
%  TOTAL  RETURN

[Bar chart reflecting the results as follows: 1990, -8.90%; 1991, 36.210%; 1992,na*; 1993, na*; 1994, na*; 1995, 40.25%; 1996, 20.90%; 1997, na*; 1998,
na*;  1999,  na*;  2000,  na*.]
Calendar  Years  ended  December  31

*The Technology Series was either inactive or not active for a full calendar year; therefore, no performance information has been provided. This includes the current period of activation which commenced on August 8, 2000.




Previous Activations:
Avg. Annual . . . . . . . . . . . . . . .           11/4/88 to  8/29/94 to
Total Returns                                         5/11/92   4/16/97
Technology Series                                      11.16%    28.23%
S&P 500 Index                                          16.37%    22.62%
Quarterly Returns (during years shown in bar chart)
Highest:. . . . . . . . . . . . . . . . . . . . . .  37.28% in 1st quarter 1991
Lowest: . . . . . . . . . . . . . . . . . . . . . .  -10.47% in 3rd quarter 1991



Because the Technology Series has had several periods of activation and deactivation, its performance information is not comparable to the performance information of the other mutual funds.
Past performance does not necessarily indicate how the Series will perform in the future.

This table estimates the fees and expenses you may pay if you invest in shares of the Series.
Fees  and  Expenses  of  the  Series
For  the  Year  Ended  12/31/00                         Technology  Series



Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . . . . .       1.00%
  Distribution and service (Rule 12b-1) fees . . .       . .  None
  Other expenses . . . . . . . . . . . . . . . . . . .       0.30%
  Total annual fund operating expenses . . . . . . . .     1.30%1
  Less fee waivers and expense reimbursements. . . . .   (0.10)%2
  Net Expenses . . . . . . . . . . . . . . . . . . . .  1.20%



1Total annual fund operating expenses have been restated to reflect current expenses.
2The Advisor has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the Series' total annual fund operating expenses do not exceed 1.20% of the Series' average daily net assets. This contractual waiver will remain in effect until at least April 30, 2002 and may be extended.
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:




After    After    After    After
1 year  3 years  5 years  10 years
$ 122*  $402*     $703*    $1,559*



*Based  on  contractual  limitation/reimbursement  of  expenses for year 1 only.

Goals,  Strategies,  and  Risks


High  Yield  Bond  Series
Investment  Goal
Provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

Investment  Strategies

The Series will invest principally in high-yield, high-risk debt securities, commonly called "junk bonds," issued by corporations and foreign governments, including those in emerging markets. The Series may also invest a substantial part of its assets in derivative securities, in particular index total return swaps and index-linked notes. Such investments in index total return swaps and index-linked notes would be designed to track the return of a high yield bond index.

Maturity  and  Portfolio  Duration
The Series is not subject to any maturity or duration restrictions but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects U.S. interest rates to fall in order to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise.

Credit  Quality
The Series will invest primarily in non-investment grade securities. The Series may also invest, to a limited extent, in investment grade securities when the Advisor considers their "credit spread" (i.e., the difference between the bonds' yield to maturity and U.S. Treasury bonds with similar maturities) to be attractive.

Bond  Selection  Process
The Advisor attempts to identify high-yield corporate and government sectors, as well as individual securities, that offer yields and credit spreads sufficient for the risks specific to a given sector or security. In analyzing the relative attractiveness of sectors and/or individual securities, the Advisor considers:
          The  relevant  economic  conditions  and  sector  trends.
          The interest rate sensitivities of the particular sectors and securities.
          The yield differentials across sectors, credit qualities, and maturities.
          The "bottom-up" factors such as an issuer's financial status, market position, and managerial expertise.

Principal  Risks  of  Investing  in  the  Series

The value of your investment will fluctuate in response to changes in interest rates and credit spreads. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest, or the issuer has its credit rating downgraded; the lower the quality of the bonds, the greater this risk becomes.
          Interest rates rise or credit spreads widen, both of which will cause bond prices to fall and reduce the value of the Series' portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.
          The Advisor's judgements about the attractiveness, relative value, or potential appreciation of a particular sector or security prove to be incorrect. In addition to the risks discussed above, the Series is subject to additional risks due to its ability to invest in derivatives:
          Swaps and index-linked notes, like other derivatives, are very susceptible to changes in the market value of the underlying investments.
          Since swaps and index-linked notes are not exchange-traded, there is the risk that the party the Series contracts with may default on its obligations.
          The Series may not be able to receive amounts payable to it under the derivatives as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series' investments in swaps and index-linked notes may not be as liquid as the other Series' investments.

To the extent that the swap or index-linked note provides a return linked to a broad market index, the Advisor's judgments about sectors and individual issuers will not enable the Series to select investments or sectors that outperform the market, or avoid individual issues or sectors that are disfavored by the market.

In addition to the risks discussed above, the Series is subject to additional risks due to its emphasis on high-yield bonds:
          High-yield bonds may underperform other sectors of the bond market, or the market as a whole.
          The performance of high-yield bonds tends to be more volatile than that of other sectors of the bond market.
          Given the total size of the high-yield bond market, high-yield bonds can be less liquid than investment grade securities.

High yield bonds are low-rated corporate or government bonds. They pay higher interest than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. To the extent that investments in derivatives are tied to the high yield market in general, these risks will be enhanced since there would be no ability to avoid exposure to particular issues or sectors of the market.

Because the Series is "non-diversified," the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

Summary  of  Past  Performance

This Series had never been active as of the date of this prospectus; therefore, it has not held any assets or engaged in any operations, and no performance information is provided.




Fees and Expenses of the Series
High Yield Bond Series
Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . . . . .  1.00%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . . . . .  0.20%
Total annual fund operating expenses . . . . . . . . .  1.20%



This table describes the fees and expenses you may pay if you invest in shares of the Series.
The  example  below  assumes  that:
         You  invest  $10,000  for  the  periods  shown
         The  Series'  operating  expenses  remain  the  same
         Your  investment  has  a  5%  return  each  year
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
Although your actual costs may be higher or lower, under these assumptions your costs would be:



After   After
1 year  3 years
$  122  $381



As of the date of this prospectus, this Series had never been active; therefore, the "Annual Fund Operating Expenses" presented are estimates based upon projections made by the Advisor. In addition, the Series has not calculated these expenses beyond the three-year period shown.

Goal,  Strategies,  and  Risks
International  Series
Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located outside the United States.

Investment  Strategies
The Series invests primarily in common stocks of foreign companies, including those in emerging markets.
The Advisor examines economic trends and industry-specific factors to identify investment opportunities, such as those being created by economic and political changes taking place around the world. This approach is often called a "top-down" strategy. The Series is different from many stock funds because the Advisor's primary focus is not on individual stock selection. Rather, the Advisor seeks to identify broad trends that cut across countries or issuers and then purchases stocks to capture those opportunities. For example, the Advisor sought to take advantage of the economic environment and the potential for corporate restructuring in Europe by investing in stocks from a number of European countries.

The Advisor buys one or more stocks representing a particular investment trend in an attempt to benefit from that trend. The Series may invest in stocks of companies both in developed countries and in emerging markets. It may invest in stocks of small, large, or mid-size companies.

Principal  Risks  of  Investing  in  the  Series

As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          Foreign  and/or  U.S.  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect. In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
          The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
          Because the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
          Investments in emerging market countries may be more volatile than investments in more developed markets.
Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for different periods compare to those of the Standard & Poor's 500 Total Return Index, an unmanaged index of common stocks, and the Morgan Stanley Capital International All Country World ex US Index, a market-capitalization-weighted measure of the total return of 1,801 companies listed on the stock exchanges of 47 countries.

INTERNATIONAL  SERIES
%  TOTAL  RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1993, 26.05%; 1994, -14.48%; 1995,4.14%; 1996, 22.35%; 1997, 27.70%; 1998, 23.63%; 1999, 27.44%; and 2000,
-3.03%.]
CALENDAR  YEARS  ENDED  DECEMBER  31



Avg. Annual                                                         Since
Total Returns                                                       Inception
(for periods ended 12/31/00)            1 Year             5 Years  on 8/27/92
International Series                   -3.03%              18.98%    13.31%
S&P 500 Index                          -9.10%              18.31%    17.27%
MSCI All Country World
  ex US Index                         -15.03%               6.74%    9.14%
Quarterly Returns
Highest: . . . . . . . . . .  19.04% in 1st quarter 1998
Lowest:. . . . . . . . . . .  -16.96% in 3rd quarter 1998



Past performance does not necessarily indicate how the Series will perform in the future.

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Fees  and  Expenses  of  the  Series




For the Year Ended 12/31/00                             International Series
Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . .       1.00%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . .       0.24%
Total annual fund operating expenses . . . . . .       1.24%1



1Total annual fund operating expenses have been restated to reflect current expenses.
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:




After    After    After    After
1 year  3 years  5 years  10 years
$  126  $393     $681     $1,500

Goals,  Strategies,  and  Risks
Life  Sciences  Series
Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies in industries based on the life sciences and related industries.

Investment  Strategies
The Series will invest primarily in common stocks of companies involved in the life sciences and related industries. Examples of these companies include those in the following areas: pharmaceuticals, biotechnology, medical products and supplies, health care services, and environmental services. A stock will generally be considered appropriate for investment by the Life Sciences Series if, as determined by the Advisor, at least 50% of the company's assets, revenues or net income are derived from or related to the life sciences or related industries.

The Advisor uses in-depth analysis to identify trends within the life sciences sector and then uses a "bottom-up" strategy, focusing on individual security selection to choose stocks. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments.

The  Advisor  looks  for  one  or  more  of  the  following  characteristics:
          Strong strategic profiles (e.g., strong market position, benefits from technology, market share gains in a mature market and high barriers to entry).
          Companies well-positioned to benefit from an anticipated upturn in an industry sub-sector due to sharply reduced competition and improving demand.
          Companies trading at very low valuations relative to fundamental or break-up value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          The  U.S.  stock  market  goes  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect. In addition to the general risks of stock funds, the Series has special risks due to its concentration in life science stocks. These risks include the following:
          The stocks of life science companies may underperform other sectors or the market as a whole.
          The stocks of life science companies may experience greater price volatility than other types of common stocks.
          Life science stocks may be particularly sensitive to changes in the regulatory and economic environment.
          Life science companies may be smaller companies with limited product lines, markets or financial resources, and they may depend on a small management group.
Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year during periods in which it has been active. The Series was previously active from October 7, 1992 to September 21, 1995.
The Series was redeemed in full on September 21, 1995 and was reactivated on November 5, 1999. The total return table shows how the average annual total returns for the Series for different periods compare to those of the Standard & Poor's 500 Total Return Index, an unmanaged index of common stocks and the S&P Healthcare Index, a sub-index of the S&P 500 that includes all the stocks of companies involved in the business of healthcare related products and services.

LIFE  SCIENCES  SERIES
%  TOTAL  RETURN

[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1993, 3.16%; 1994, 10.30%; 1995, NA*;1996, NA*; 1997, NA*; 1998, NA*; 1999, NA*; 2000, 87.31%.]
CALENDAR  YEARS  ENDED  DECEMBER  31

*THE  LIFE  SCIENCES  SERIES  WAS  EITHER  INACTIVE  OR  NOT  ACTIVE  FOR A FULL
CALENDARYEAR;  THEREFORE,  NO  PERFORMANCE  INFORMATION  HAS  BEEN  PROVIDED.





                                            Since               Previous
                                            Current             Activation
Avg. Annual                                 Activation           10/7/92 to
Total Returns                               1 Year+            on 11/5/99+       9/21/95
Life Sciences Series                        87.31%              83.66%       18.06%
S&P 500 Index                               -9.10%              -2.02%       16.36%
S&P Healthcare Index                        35.87%              18.20%       15.24%
+For periods ending 12/31/00
Quarterly Returns
(during years shown in bar chart)
Highest:. . . . . . . . . . . . . . . . . . . . . .  31.55% in 3rd quarter 2000
Lowest: . . . . . . . . . . . . . . . . . . . . . .  -6.52% in 1st quarter 1993



Because the Life Sciences Series has had several periods of activation and deactivation, its performance is not comparable to the performance of other mutual funds.

Past performance does not necessarily indicate how the Series will perform in the future.

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Fees  and  Expenses  of  the  Series




For the Year Ended 12/31/00                             Life Sciences Series
Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . .       1.00%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . . .     0.17%
Total annual fund operating expenses . . . . . . .     1.17%1



1Total annual fund operating expenses have been restricted to reflect current expenses.
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:




After    After    After    After
1 year  3 years  5 years  10 years
$  119  $372     $644     $1,420

Goals,  Strategies,  and  Risks
Global  Fixed  Income  Series
Investment  Goal
Provide long-term total return by investing principally in fixed income securities issued by governments, banks, corporations, and supranational entities, such as the World Bank, located anywhere in the world.

Investment  Strategies
The Series' portfolio will consist primarily of government debt securities and of investment grade corporate debt securities, bank debt, and money market securities. The Series may also invest a substantial portion of its assets in high-yield, high-risk bonds, commonly called junk bonds.

Maturity  and  Portfolio  Duration
The Series is not subject to any maturity or duration restrictions but will vary its average dollar-weighted portfolio maturity and duration depending on the Advisor's outlook for interest rates and currency fluctuations. For example, the Advisor may invest in longer-term bonds when it expects interest rates to fall in a given country in an attempt to realize gains for the Series. Likewise, the Advisor may invest in shorter-term bonds when it expects interest rates to rise or the currency to appreciate in a given a country.

Credit  Quality
The Series invests primarily in investment grade securities but may invest up to 20% of assets in lower quality bonds, commonly known as "junk bonds."

Bond  Selection  Process
The Advisor attempts to identify bond market sectors and individual securities that offer yields sufficient for the risks specific to the sector or security. In analyzing the relative attractiveness of countries, sectors, and individual securities, the Advisor considers:
          Relative  economic  conditions  of  each  country.
          Interest rate sensitivity of particular countries, sectors, and securities.
          Differences in yields offered by bonds of different sectors, credit quality, or maturities.
          The  impact  of  currency  changes  on  the  sectors.

Principal  Risks  of  Investing  in  the  Series
As with any bond fund, the value of your investment will fluctuate in response to interest rate movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          Interest  rates  go up, which will make bond prices go down and reduce
the  value  of  the  Series'  portfolio.    Longer-term bonds will experience
greater fluctuations than shorter-term bonds in response to interest rate changes.
          The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded. This risk is higher for lower quality bonds.

          The Advisor's judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security, or hedging strategy prove to be incorrect.
In addition to the risks discussed above, the Series is subject to additional risks due to the large portion of the portfolio invested in foreign bonds. These risk include:
          The prices of foreign bonds, may, at times, move in a different direction than the prices of bonds issued in the United States.
          Because much of the Series' investments are usually denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
          Investments in emerging market countries may be more volatile than investments in more developed markets.
The Series' investments in high-yield bonds will subject it to a substantial degree of credit risk. Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

Summary  of  Past  Performance
The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for different periods compare to those of the Merrill Lynch Global Government Bond Index, a market value weighted measure of approximately 500 global government bonds, and the Merrill Lynch U.S. Treasury Bond Index, a market value weighted measure of approximately 130 U.S. Treasury bonds.

GLOBAL  FIXED  INCOME  SERIES
%  TOTAL  RETURN

[BAR  CHART  REFLECTING  RESULTS  AS  FOLLOWS:  1998,  2.78%; 1999, 4.71%; 2000,
0.51%.]
CALENDAR  YEARS  ENDED  DECEMBER  31




Avg. Annual                                                   Since
Total Returns                                              Inception on
(for periods ended 12/31/00)             1 Year              10/31/97
Global Fixed Income Series. .            0.51%               3.15%
M.L. Global Govt. Bond Index.            2.79%               4.08%
M.L. U.S. Treasury
  Bond Index. . . . . . . . .           13.37%               6.94%
Quarterly Returns
Highest:. . . . . . . . . . .  3.29% in 4th quarter 1999
Lowest: . . . . . . . . . . .  -2.17% in 3rd quarter 1998


Past performance does not necessarily indicate how the Series will perform in the future.

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Fees  and  Expenses  of  the  Series
Global  Fixed  Income  Series               For  the  Year  Ended  12/31/00



Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . .       1.00%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . .       0.19%
Total annual fund operating expenses . . . . .  . . .  1.19%1



1Total annual fund operating expenses have been restated to reflect current expenses.
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
         The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:




After    After    After    After
1 year  3 years  5 years  10 years
$  121  $378  $654  $1,443

Goal,  Strategies,  and  Risks
World  Opportunities  Series
Investment  Goal
Provide long-term growth by investing principally in the common stocks of companies located around the world.

Investment  Strategies
The  Series  invests  primarily  in  common  stocks of companies from around the
world,   which  may  include  companies  in the United States.  The
Series may also invest in American Depository Receipts (ADRs) and other U.S. dollar denominated securities of foreign issuers. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. The Series may invest in stocks of companies both in developed countries and in emerging market countries.

The Advisor uses a "bottom-up" strategy, focusing on individual security selection to choose stocks from companies around the world. The Advisor analyzes factors such as the management, financial condition, and market position of individual companies to select companies that it believes will make attractive long-term investments. The Advisor looks for one or more of the following characteristics:
          Strong strategic profiles (e.g., strong market position, benefits from technology, market-share gains in a mature market and high barriers to entry).
          Improving  market  share  in  consolidating  industries.
          Low  price  relative  to  fundamental  or  break-up  value.

Principal  Risks  of  Investing  in  the  Series
As with any stock fund, the value of your investment will fluctuate in response to stock market movements. You could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
          U.S.  and/or  foreign  stock  markets  go  down.
          An adverse event, such as an unfavorable earnings report, depresses the value of a particular company's stock.
          The Advisor's judgments about the attractiveness, relative value or potential appreciation of a strategy or security prove to be incorrect. In addition to the general risks of stock funds, the Series has special risks due to its focus on foreign stocks. These risks include:
          The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. common stocks.
          Because the Series' investments are often denominated in the currencies of the countries in which they are located, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.
          Investments in emerging market countries may be more volatile than investments in more developed markets.
Because the Series is "non-diversified", the performance of a particular investment or small group of investments may affect the Series more than if it were diversified.

Summary  of  Past  Performance

The bar chart and total return table provide some indication of the risks of investing in the Series. The bar chart shows changes in the performance of the Class A shares of the Series for each full calendar year since its inception. The total return table shows how the average annual total returns for the Class A shares for different periods compare to those of the Morgan Stanley Capital International World Index and the Morgan Stanley Capital International All Country World ex US Index.

The MSCI World Index is a market-capitalization-weighted measure of the total return of 1,322 companies listed on the stock exchanges of 22 countries, including the United States, Europe, Canada, Australia, New Zealand and the Far East. It has a very small weighting in emerging markets. The MSCI All Country World ex US Index is a market-capitalization-weighted measure of the total return of 1,801 companies listed on the stock exchanges of 47 countries, including emerging markets and excluding the United States.

WORLD  OPPORTUNITIES  SERIES  CLASS  A
%  TOTAL  RETURN
[BAR CHART REFLECTING RESULTS AS FOLLOWS: 1997, 7.81%; 1998, -4.38%; 1999, 42.37%; and 2000, 7.96%.]
CALENDAR  YEARS  ENDED  DECEMBER  31




Avg. Annual                                                 Since
Total Returns                                               Inception
(for periods ended 12/31/00)            1 Year             on 9/6/96
World Opportunities Series
 Class A                                7.96%               12.45%
MSCI World Index                      -13.18%               13.00%
MSCI All Country World
  ex US Index                         -15.03%                7.21%
Quarterly Returns
Highest: . . . . . . . . . .  27.34% in 2nd quarter 1999
Lowest:. . . . . . . . . . .  -19.49% in 3rd quarter 1998



Past performance does not necessarily indicate how the Series will perform in the future.

This table describes the fees and expenses you may pay if you invest in shares of the Series.
Fees  and  Expenses  of  the  Series




For the Year Ended 12/31/00                             World Opportunities Series
Shareholder fees (paid directly from your investment).  None
Annual fund operating expenses
(expenses that are deducted from assets of the Series)
  Management fee . . . . . . . . . . . . . . . . .     1.00%
  Distribution and service (Rule 12b-1) fees . . . . .  None
  Other expenses . . . . . . . . . . . . . . . . .     0.25%
Total annual fund operating expenses . . . . . . .    1.25%1



1Total annual fund operating expenses have been restated to reflect current expenses.

This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds.
The  example  below  assumes  that:
          You  invest  $10,000  for  the  periods  shown
          The  Series'  operating  expenses  remain  the  same
          Your  investment  has  a  5%  return  each  year
Although your actual costs may be higher or lower, under these assumptions your costs would be:




After    After    After    After
1 year  3 years  5 years  10 years
$  127  $397  $686  $1,511

More  About  the  Series'  Investments
Principal  investments

Equity Securities Each of the Series, with the exception of the High Yield Bond Series and the Global Fixed Income Series, may invest in equity securities. These equity securities may include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants, rights, convertible debt securities, trust certificates, partnership interests and equity participations.

Foreign Securities The International Series and World Opportunities Series invest principally in the common stocks of foreign companies; however, the Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers. The Global Fixed Income Series invests principally in foreign bonds and the High Yield Bond Series may also invest in foreign bonds .
The other Series may also invest in ADRs and other U.S. dollar denominated securities of foreign issuers as well as in the common stocks of foreign companies. ADRs are securities that are listed and traded in the United States but represent an ownership interest in securities issued by a foreign issuer. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies.

Fixed  Income Securities  The High Yield Bond Series and the Global Fixed
Income Series invest primarily in a variety of fixed income investments. These securities may be issued by the U.S. government or any of its agencies, foreign governments, supranational entities such as the World Bank, and U.S. and foreign companies. Investments in fixed income securities may be of any credit quality and have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon and pay in kind.

High-Yield  Bonds  The High Yield Bond Series and the Global Fixed Income
Series invest in high-yield bonds. High-yield bonds are lower-rated debt securities often referred to as "junk bonds." These securities offer a higher yield than other securities, but they carry a greater degree of risk and are considered speculative by the major credit rating agencies. High-yield securities may be issued by companies that are restructuring, are smaller and less creditworthy, or are more highly indebted than other companies. In addition, foreign countries with political or economic instability may issue high yield bonds. This means that the issuer may have more difficulty making scheduled payments of principal and interest. Compared to investment grade securities, high-yield bonds are influenced more by changes in the financial and business position of the issuer than by changes in interest rates.

Currency Hedging In order to attempt to manage the currency risk associated with owning and trading foreign securities, the Series may, but are not required to, hedge against changes in the value of foreign currencies relative to the U.S. dollar. The Series primarily use forward foreign currency exchange contracts for hedging purposes. These derivatives may be used to hedge against changes in the value of foreign currencies relative to the U.S. dollar in connection with specific transactions or portfolio positions.

Derivative Securities The High Yield Bond Series may invest in swaps, in particular index total return swaps and/or index-linked notes. An index total return swap is a contract where one party exchanges a particular income stream for a corresponding income stream that replicates the credit quality and market performance of a benchmark (such as the Lehman High Yield Index). Similarly, an index-linked note is a security whose coupon/total return replicates the credit quality and the market performance of a benchmark. The purpose of these investments is to provide the High Yield Bond Series with exposure to the high yield bond market as a whole without directly investing in various issues in the high yield bond market.

Additional  Risks
Emerging  Market  Risk  The  Commodity,  High  Yield Bond, International,
Global Fixed Income, and World Opportunities Series may be exposed to risks associated with investments in emerging market countries. Emerging market countries are foreign countries that are generally considered to be less developed than the United States, Canada, Japan, Australia, New Zealand, and most of the nations in Western Europe. As a result, they may be more likely to experience political, social, or economic turmoil. In addition, the financial conditions of issuers in these countries may be more precarious than those in developed countries. These characteristics may result in greater price volatility for investments in emerging markets. This price volatility may be heightened by currency fluctuations relative to the U.S. dollar.

Risks related to currency hedging A Series that uses currency hedging will be exposed to additional risks. The value of a Series' portfolio may decline if a currency is not hedged and that currency later declines with respect to the U.S. dollar. There are also additional risks because a hedging strategy relies upon the ability of the Advisor to accurately predict movements in currency exchange rates. In addition, there may not be an exact relationship between changes in the prices of a forward foreign currency exchange contract and the underlying currency.

Defensive  Investing
The Series may depart from their principal investment strategies by taking temporary defensive positions in response to adverse market, economic or political conditions. If a Series takes a temporary defensive position, it may be unable to achieve its investment goal.

The  Series'  Investment  Goals
The Series' investment goals (described under "Goals, Strategies, and Risks"), except for those of the Small Cap Series and the World Opportunities Series, are fundamental policies and may not be changed without obtaining the approval of the Series' shareholders. The investment goals of the Small Cap Series and World Opportunities Series are not fundamental policies, and the board of directors may change these goals without obtaining the approval of the shareholders. The Series might not succeed in achieving their goals.

Management
The  Advisor
The Series' advisor is Exeter Asset Management, a division of Manning & Napier Advisors, Inc., 1100 Chase Square, Rochester, New York 14604. The Advisor is responsible for the day-to-day operations of the Series and generally is responsible for supervision of the Series' overall business affairs, service providers and officers.

A team made up of investment professionals and analysts makes all of the Series' investment decisions.

More  About  Discretionary  Investment  Accounts
The Advisor uses these Series as a means of capturing investment opportunities in specific market or industry sectors and to provide diversification among asset classes (for example, international stocks or small company stocks) that could not otherwise be captured efficiently and with sufficient diversification. The Advisor invests discretionary investment accounts in a sector when it believes that the market sector to which it is dedicated presents an opportunity to capture investment values or to diversify investment risk.

The Advisor's decisions on when to purchase shares for discretionary investment accounts are based on the following points:
     1. The Advisor holds a strong overview for the sector, but it believes that purchasing individual securities in that sector would involve a high degree of risk.
     2. The Advisor believes that the Fund will provide the opportunity to invest in an undervalued segment of the financial markets and that this opportunity could not be efficiently captured without the use of the Fund.
     3. The Advisor believes that the Fund will provide the ability to diversify risk in clients' accounts through investing in a market sector or asset class (e.g., small capitalization stocks or international securities), and that this diversification could not be efficiently achieved without the use of the Fund.

The portion of a client account invested in each Series may increase or decrease in size depending upon the number of opportunities identified for the Advisor and the client's investment objectives. Once the Advisor decides an investment opportunity has been captured, shares of the Series generally will be sold from clients' accounts. It is possible for more than one Series to be utilized at the same time, but each Series will be utilized based on an individual analysis of that sector and on the Advisor's assessment of the appropriateness of Series participation to each client's investment objectives.

As a general rule, the investment in shares of a Series on behalf of clients is limited to a maximum of 5% - or if the Advisor believes that the opportunity to capture investment values or to diversify risk among asset classes is particularly compelling, to a maximum of 10% - of the client's portfolio. For clients who have selected a fixed income investment objective, the Advisor may invest up to 25% of their portfolio in the Global Fixed Income Series. Fund shares may also be used in connection with a discretionary account mangement service that uses Fund shares as the principal underlying investment medium.

Management  Fees
In return for the services it provides to the Series, the Advisor receives a management fee, which is computed daily and payable monthly at an annual rate of 1.00% of each Series' average daily net assets.

Clients for whom the Advisor provides advisory services pursuant to separate investment advisory contracts will be separately credited by the Advisor an amount equal to the portion of their client advisory fee attributable to the portion of their assets invested in the Series.

The Advisor may use its own resources to engage in activities that may promote the sale of the Series, including payments to third parties who provide shareholder support servicing and distribution assistance.

Investment  &  Account  Information
Offering  of  Shares
Shares of the Series are offered to persons who are discretionary investment account clients or employees of the Fund's Advisor or its affiliates. In addition, shares of the Small Cap Series, World Opportunities Series, International Series, Life Sciences Series, and Technology Series are offered to investors who purchase shares directly from the distributor. All orders to purchase shares on behalf of discretionary investment account clients will be processed at the net asset value next determined after receipt by the transfer agent of a duly completed purchase order transmitted by the Advisor to the transfer agent.

The minimum initial investment in each Series is $2,000. For investment advisory accounts held in custody by the Advisor or an affiliate of the Advisor, the minimum initial or subsequent investment in each Series is $400. The Fund reserves the right to waive these minimum initial or subsequent investment requirements in its sole discretion. The Fund has the right to refuse any order. The Fund may suspend offering shares of these Series to other than discretionary accounts of the Advisor.

Manning & Napier Investor Services, Inc. acts as distributor of the Fund shares. There are no additional costs to clients for this service.

How  to  Redeem  Shares
Discretionary investment account clients wishing to rescind or modify their authorization for the Advisor to invest in the Fund on their behalf must send a letter of instructions signed by all the registered owners of the account.

All redemption orders received in good order by the transfer agent before the close of trading on the New York Stock Exchange (NYSE) will be executed at that day's share price. Orders received after the close of trading will be executed at the next business day's price. All redemption orders must include the required documentation and signatures. Proceeds of the sale will be forwarded to the custodian of the account.

The Series may postpone payment of redemption proceeds for up to seven days, or suspend redemptions to the extent permitted by law. The Series may make payment for shares in part by giving you portfolio securities. As a redeeming shareholder, you will pay transaction costs to dispose of these securities.

Valuation  of  Shares
The Series offer their shares at the net asset value (NAV) per share of the Series. The Series calculate their NAV once daily as of the close of regular trading on the New York Stock Exchange (generally at 4:00 p.m., New York time) on each day the exchange is open. If the exchange closes early, the Series will accelerate the calculation of NAV and transaction deadlines to that time.

The Series value the securities in their portfolios on the basis of market quotations and valuations provided by independent pricing services. If quotations are not readily available, or the value of a security has been materially affected by events occurring after the closing of a foreign exchange, the Series value their assets by a method that the directors believe accurately reflects fair value. If a Series uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities.

The foreign securities held by the Series may be listed on foreign exchanges that trade on days when the New York Stock Exchange is not open and the portfolios do not price their shares. As a result, the net asset value of a portfolio may change at a time when shareholders are not able to purchase or redeem shares.

Dividends,  Distributions,  and  Taxes
Dividends  and  distributions
The  Series  generally:
          Pay  dividends  once  a  year,  in  December.
          Make capital gains distributions, if any, once a year, typically in December.

Each Series also may pay additional distributions and dividends at other times if necessary for the Series to avoid a federal tax.

Capital gain distributions and dividends paid by each Series are reinvested in additional shares of that Series. Alternatively, you can instruct the Fund in writing or by telephone to have your capital gains and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent after the record date will not be effective until the next distribution or dividend is made. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Taxes



Transaction                             Federal Tax Status

Redemption or exchange of shares. . .  Usually taxable as capital gain or loss; long-term only if shares owned more than one year

Long-term capital gain distributions.  Taxable as long-term capital gain

Short-term capital gain distributions  Taxable as ordinary income

Dividends . . . . . . . . . . . . . .  Taxable as ordinary income



After the end of each year, the Fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. Shareholders may be able to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by a Series to foreign countries. In calculating your gain or loss on any sale of shares, note that your tax basis in your shares is increased by the amounts of dividends and distributions that you have reinvested in the Series. Dividends and distributions are taxable as described above whether received in cash or reinvested.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the Series and your receipt of dividends, distributions or redemption proceeds.

Financial  Highlights
The financial highlights tables are intended to help you understand the Series' financial performance for the past five years. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned on an investment in the Series (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Series' financial statements, are included in the annual reports, which are available upon request. No financial highlights are presented for the Commodity
Series  or   High  Yield Bond Series because those Series had never
been activated as of the date of this prospectus, and therefore they have no financial history.


SMALL CAP SERIES - CLASS A SHARES



                                       FOR THE SIX
                                      -------------
                                         MONTHS
                                      -------------
                                          ENDED
                                      -------------
                                         6/30/01      FOR  THE YEARS ENDED
                                      -------------  ----------------------
                                       (UNAUDITED)          12/31/00          12/31/99    12/31/98    12/31/97    12/31/96
                                      -------------  ----------------------  ----------  ----------  ----------  ----------


PER SHARE
------------------------------------
DATA
------------------------------------
(FOR A SHARE
OUTSTANDING
THROUGHOUT :
EACH PERIOD
NET ASSET VALUE -
------------------------------------
 BEGINNING
------------------------------------
OF PERIOD                             $      10.57   $               10.53   $    9.64   $   12.05   $   12.09   $   11.95
                                      -------------  ----------------------  ----------  ----------  ----------  ----------

Income from investment
------------------------------------
operations:
Net investment
income (loss)                                 0.01                    0.03        0.07        0.05       (0.01)       0.05
------------------------------------  -------------  ----------------------  ----------  ----------  ----------  ----------
Net realized and
unrealized gain
------------------------------------
(loss) on                                     2.67                    0.90        0.88       (1.77)       1.50        1.11
                                      -------------  ----------------------  ----------  ----------  ----------  ----------
investments
Total from
operations
------------------------------------
investment                                    2.68                    0.93        0.95       (1.72)       1.49        1.16
                                      -------------  ----------------------  ----------  ----------  ----------  ----------

Less distributions to shareholders:
------------------------------------
From net
investment
income                                          --                   (0.09)      (0.06)         --       (0.01)      (0.04)
                                      -------------  ----------------------  ----------  ----------  ----------  ----------
From net realized
gain on
------------------------------------
investments                                     --                   (0.80)         --       (0.69)      (1.52)      (0.89)
                                      -------------  ----------------------  ----------  ----------  ----------  ----------
In excess of
net realized
------------------------------------
gain on
investments                                     --                      --          --          --          --       (0.09)
                                      -------------  ----------------------  ----------  ----------  ----------  ----------
Total
distributions to
------------------------------------
shareholders                                     -                   (0.89)      (0.06)      (0.69)      (1.53)      (1.02)
                                      -------------  ----------------------  ----------  ----------  ----------  ----------


NET ASSET VALUE -
------------------------------------
 END
------------------------------------
OF PERIOD                             $       3.25   $               10.57   $   10.53   $    9.64   $   12.05   $   12.09
------------------------------------  -------------  ----------------------  ----------  ----------  ----------  ----------


Total return1                                25.35%                   9.43%       9.87%    (13.59%)      12.29%      10.06%
------------------------------------  -------------  ----------------------  ----------  ----------  ----------  ----------


Ratios of expenses
------------------------------------
(to average
------------------------------------
net assets)/
Supplemental Data:
Expenses                                    1.16%2                    1.14%       1.09%       1.09%       1.07%       1.08%
                                      -------------  ----------------------  ----------  ----------  ----------  ----------
Net investment
income (loss)                               0.22%2                    0.24%       0.61%       0.44%     (0.12%)       0.29%
                                      -------------  ----------------------  ----------  ----------  ----------  ----------

Portfolio turnover                              46%                     56%         92%         81%         94%         31%
                                      -------------  ----------------------  ----------  ----------  ----------  ----------


NET ASSETS -
------------------------------------
END OF PERIOD
------------------------------------
(000's omitted)                       $    122,949   $              94,748   $  91,301   $  99,666   $ 121,600   $ 100,688
------------------------------------  -------------  ----------------------  ----------  ----------  ----------  ----------



1Represents  aggregate  total  return  for  the  period  indicated,  and assumes
--------------------------------------------------------------------------------
reinvestment  of  distributions.
--------------------------------
2  Annualized.
--------------

FINANCIAL HIGHLIGHTS

TECHNOLOGY SERIES


FINANCIAL HIGHLIGHTS

TECHNOLOGY SERIES

                                                                  FOR THE
                                                                 SIX MONTHS
                                                                   ENDED       FOR THE PERIOD    FOR THE PERIOD    FOR THE YEAR
                                                                  6/30/01       08/08/001 TO     01/01/1997 TO        ENDED
                                                                (UNAUDITED)       12/31/00          4/16/974         12/31/96
                                                                ------------  ----------------  ----------------  --------------

PER SHARE DATA (FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE - BEGINNING  OF PERIOD                          $      7.16   $         10.00   $         12.58   $       10.71
                                                                ------------  ----------------  ----------------  --------------

Income from investment operations:
Net investment income (loss)                                          (0.01)            (0.02)             0.02           (0.02)
Net realized and unrealized gain (loss) on investments                (0.48)            (2.82)            (0.01)           2.19
                                                                ------------  ----------------  ----------------  --------------

Total from investment operations                                      (0.49)            (2.84)             0.01            2.17
                                                                ------------  ----------------  ----------------  --------------

Less distributions to shareholders:
From net investment income                                                -                --             (0.02)             --
From net realized gain on investments                                     -                --             (3.35)          (0.30)
Redemption of capitalization                                              -                --             (9.22)             --
                                                                ------------  ----------------  ----------------  --------------

Total distributions to shareholder                                        -                --            (12.59)          (0.30)
                                                                ------------  ----------------  ----------------  --------------

NET ASSET VALUE - END OF PERIOD                                 $      6.67   $          7.16   $             -   $       12.58
                                                                ============  ================  ================  ==============


Total return2                                                        (6.84%)          (28.40%)               %5           20.90%

Ratios (to average net assets)/Supplemental Data:
Expenses                                                           1.20%3,6            1.18%3          1.07%3,5            1.04%
Net investment income (loss)                                     (0.42%)3,6          (0.71%)3          0.36%3,5          (0.17%)

Portfolio turnover                                                       10%               13%               48%            107%

NET ASSETS - END OF PERIOD (000'S OMITTED)                      $    63,551   $        66,624                --   $     112,432
                                                                ============  ================  ================  ==============




1Recommencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
3Annualized
4Date  of  complete  redemption.
5The Series ceased investment operations on April 16, 1997; therefore, ratios and total return would not be representative of an actively operating fund.
6The investment advisor waived a portion of its management fee. If the full fee had been incurred by the Series, the annualized ratios would have been as follows: Expenses, 1.24%; Net investment income, (0.46%).

FINANCIAL  HIGHLIGHTS

INTERNATIONAL  SERIES



                                   FOR THE SIX
                                  -------------
                                     MONTHS
                                  -------------
                                      ENDED
                                  -------------
                                     6/30/01      FOR THE YEARS ENDED
                                  -------------  ---------------------
                                   (UNAUDITED)         12/31/00          12/31/99    12/31/98    12/31/97    12/31/96
                                  -------------  ---------------------  ----------  ----------  ----------  ----------


PER SHARE DATA
--------------------------------
(FOR A SHARE
OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE -
--------------------------------
BEGINNING
--------------------------------
OF  PERIOD                        $      10.40   $              17.43   $   15.57   $   13.08   $   11.54   $    9.57
                                  -------------  ---------------------  ----------  ----------  ----------  ----------

Income from investment
--------------------------------
operations:
Net investment income                     0.08                   0.04        0.11        0.10        0.16        0.15
                                  -------------  ---------------------  ----------  ----------  ----------  ----------
Net realized and
--------------------------------
unrealized gain (loss)
--------------------------------
on investments                           (1.76)                 (0.83)       4.03        2.95        2.99        1.98
                                  -------------  ---------------------  ----------  ----------  ----------  ----------
Total from investment
operations                               (1.68)                 (0.79)       4.14        3.05        3.15        2.13
--------------------------------  -------------  ---------------------  ----------  ----------  ----------  ----------

Less distributions to
--------------------------------
shareholders:
From net investment income                   -                  (0.03)      (0.12)      (0.11)      (0.15)      (0.14)
                                  -------------  ---------------------  ----------  ----------  ----------  ----------
From net realized gain
on investments                               -                  (6.19)      (2.16)      (0.45)      (1.46)      (0.02)
--------------------------------  -------------  ---------------------  ----------  ----------  ----------  ----------
In excess of net realized
gain on investments                          -                  (0.02)         --          --          --          --
--------------------------------  -------------  ---------------------  ----------  ----------  ----------  ----------
Total distributions
to shareholders                              -                  (6.24)      (2.28)      (0.56)      (1.61)      (0.16)
--------------------------------  -------------  ---------------------  ----------  ----------  ----------  ----------

NET ASSET VALUE - END OF PERIOD   $       8.72   $              10.40   $   17.43   $   15.57   $   13.08   $   11.54
--------------------------------  =============  =====================  ==========  ==========  ==========  ==========


Total return1                          (16.15%)                (3.03%)      27.44%      23.63%      27.70%      22.35%
--------------------------------  -------------  ---------------------  ----------  ----------  ----------  ----------


Ratios (to average
--------------------------------
net assets)/
--------------------------------
Supplemental Data:
Expenses                                1.24%2                   1.19%       1.12%       1.12%       1.08%       1.12%
                                  -------------  ---------------------  ----------  ----------  ----------  ----------
Net investment income                   1.81%2                   0.28%       0.52%       0.59%       1.18%       1.46%
                                  -------------  ---------------------  ----------  ----------  ----------  ----------

Portfolio turnover                           0%                     3%          4%          0%         10%          2%
                                  -------------  ---------------------  ----------  ----------  ----------  ----------


NET ASSETS -
--------------------------------
END OF PERIOD
--------------------------------
(000's omitted)                   $    100,250   $            119,132   $ 160,670   $ 199,259   $ 199,256   $ 149,331
--------------------------------  -------------  ---------------------  ----------  ----------  ----------  ----------





1Represents  aggregate  total  return  for  the  period  indicated,  and assumes
--------------------------------------------------------------------------------
reinvestment  of  distributions.
--------------------------------
2Annualized.
------------



PAGE 27


FINANCIAL HIGHLIGHTS

LIFE SCIENCES SERIES

                                       FOR THE SIX
                                       MONTHS ENDED     FOR THE      FOR THE PERIOD
                                         6/30/01       YEAR ENDED     11/5/991 TO
                                       (UNAUDITED)      12/31/00        12/31/99
                                      --------------  ------------  ----------------

PER SHARE DATA
(FOR A SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE -
BEGINNING  OF PERIOD                  $       12.69   $     10.80   $         10.00
                                      --------------  ------------  ----------------

Income from investment
operations:
Net investment income (loss)                  (0.01)        (0.03)               --
Net realized and unrealized
gain on investments                            0.37          9.00              0.80
Total from investment
operations                                     0.36          8.97              0.80

Less distributions to shareholders:
From net investment income                        -           --*                --
From net realized gain on
investments                                       -         (7.08)               --
                                      --------------  ------------  ----------------
Total distributions to shareholders               -         (7.08)               --
                                      --------------  ------------  ----------------

NET ASSET VALUE - END OF PERIOD       $       13.05   $     12.69   $         10.80
                                      ==============  ============  ================

Total return2                                  2.84%        87.31%             8.00%

Ratios
(to average net assets)/
Supplemental Data:
Expenses                                     1.12%3          1.11%           1.22%3
Net investment income (loss)                -0.19%3         -0.30%           0.02%3

Portfolio turnover                               60%          162%               10%

NET ASSETS - END OF PERIOD
(000's omitted)                       $     140,427   $   138,063   $        82,770
                                      --------------  ------------  ----------------





1Recommencement  of  operations.
2Represents aggregate total return for the period indicated, and assumes reinvestment of distributions.
3Annualized.
*Less  than  $0.01  per  share.



PAGE 28


FINANCIAL HIGHLIGHTS

GLOBAL FIXED INCOME SERIES

                               FOR THE SIX
                              -------------
                                 MONTHS                                                        FOR THE
                              -------------                                                 --------------
                                  ENDED                                                         PERIOD
                              -------------                                                 --------------
                                 6/30/01      FOR THE YEARS ENDED                            10/31/97* TO
                              -------------  ---------------------                          --------------
                               (UNAUDITED)         12/31/00          12/31/99    12/31/98      12/31/97
                              -------------  ---------------------  ----------  ----------  --------------


PER SHARE DATA (FOR A
----------------------------
SHARE OUTSTANDING
THROUGHOUT EACH PERIOD):
NET ASSET VALUE  -
----------------------------
BEGINNING OF PERIOD           $       9.18   $               9.47   $    9.66   $   10.12   $       10.00
----------------------------  -------------  ---------------------  ----------  ----------  --------------

Income from investment
----------------------------
operations:
Net investment income                 0.27 (4)               0.52        0.61        0.60            0.08
                              -------------  ---------------------  ----------  ----------  --------------
Net realized and unrealized
----------------------------
gain (loss) on investments           (0.56)                 (0.48)      (0.16)      (0.32)           0.12
----------------------------  -------------  ---------------------  ----------  ----------  --------------
Total from investment
operations                           (0.29)                  0.04        0.45        0.28            0.20
----------------------------  -------------  ---------------------  ----------  ----------  --------------

Less distributions to
----------------------------
shareholders:
From net investment income               -                  (0.33)      (0.64)      (0.63)          (0.08)
                              -------------  ---------------------  ----------  ----------  --------------
From realized gain on
----------------------------
investments                              -                     --        -- 3       (0.11)             --
----------------------------  -------------  ---------------------  ----------  ----------  --------------
Total distributions to
shareholders                             -                  (0.33)      (0.64)      (0.74)          (0.08)
----------------------------  -------------  ---------------------  ----------  ----------  --------------


NET ASSET VALUE -
----------------------------
END OF PERIOD                 $       8.89   $               9.18   $    9.47   $    9.66   $       10.12
----------------------------  -------------  ---------------------  ----------  ----------  --------------


Total return1                       (3.16%)                  0.51%       4.71%       2.78%           2.00%
----------------------------  -------------  ---------------------  ----------  ----------  --------------


Ratios (to average
----------------------------
net assets)/
----------------------------
Supplemental Data:
Expenses                            1.17%2                   1.13%       1.10%       1.10%         1.09%2
                              -------------  ---------------------  ----------  ----------  --------------
Net investment income               6.00%2                   5.38%       5.42%       5.75%         4.75%2
                              -------------  ---------------------  ----------  ----------  --------------


Portfolio turnover                      12%                    24%         10%         29%              3%
                              -------------  ---------------------  ----------  ----------  --------------


NET ASSETS - END OF PERIOD
----------------------------
(000'S OMITTED)               $     83,459   $             80,497   $  91,661   $ 118,793   $     127,172
----------------------------  -------------  ---------------------  ----------  ----------  --------------





1Represents  aggregate  total  return  for  the  period  indicated,  and assumes
--------------------------------------------------------------------------------
reinvestment  of  distributions.
--------------------------------
2Annualized.
------------
3Less  than  $0.01  per  share.
*  Commencement  of  operations.
--------------------------------
4As required, effective January 1, 2001, the Series has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discount on debt securities. The effect of this change for the six months ended June 30, 2001 was to increase net investment income per share by $0.03, decrease net realized and unrealized gains and losses per share by $0.03, and increase the ratio of net investment income to average net assets from 4.86% to 5.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.



PAGE 29


FINANCIAL HIGHLIGHTS

WORLD OPPORTUNITIES SERIES-CLASS A SHARES
------------------------------------------


                                              FOR THE
                                            ------------
                                             SIX MONTHS
                                            ------------
                                               ENDED
                                            ------------
                                              6/30/01      FOR THE YEARS ENDED
                                            ------------  ---------------------


                                            (UNAUDITED)         12/31/00          12/31/99    12/31/98    12/31/97
                                            ------------  ---------------------  ----------  ----------  ----------


PER SHARE
------------------------------------------
DATA (FOR A
------------------------------------------
SHARE
OUTSTANDING
THROUGHOUT
EACH PERIOD)
NET ASSET
------------------------------------------
VALUE -
------------------------------------------
BEGINNING OF
PERIOD                                      $      6.18   $               9.30   $    8.55   $    9.76   $   10.42
                                            ------------  ---------------------  ----------  ----------  ----------

Income from
------------------------------------------
investment
operations:
Net
investment
income                                             0.07                   0.42        0.39        0.12        0.09
                                            ------------  ---------------------  ----------  ----------  ----------
Net
------------------------------------------
realized
------------------------------------------
and
unrealized
gain (loss)
on
investments                                        0.25                   0.27        3.16     (0.59)1        0.67
                                            ------------  ---------------------  ----------  ----------  ----------
Total from
------------------------------------------
investment
------------------------------------------
operations                                         0.32                   0.69        3.55       (0.47)       0.76
                                            ------------  ---------------------  ----------  ----------  ----------

Less
------------------------------------------
distributions
to
shareholders:
From net
investment
income                                                -                  (0.34)      (0.28)      (0.14)      (0.09)
                                            ------------  ---------------------  ----------  ----------  ----------
In excess
of net
------------------------------------------
investment
income                                                -                  (0.65)         --          --          --
                                            ------------  ---------------------  ----------  ----------  ----------
From net
realized
------------------------------------------
gain on
investments                                           -                  (2.82)      (2.52)      (0.60)      (1.33)
                                            ------------  ---------------------  ----------  ----------  ----------
Total
distributions
------------------------------------------
to
shareholders                                          -                  (3.81)      (2.80)      (0.74)      (1.42)
                                            ------------  ---------------------  ----------  ----------  ----------


NET ASSET
------------------------------------------
VALUE -
------------------------------------------
END OF
PERIOD                                      $      6.50   $               6.18   $    9.30   $    8.55   $    9.76
                                            ------------  ---------------------  ----------  ----------  ----------


Total return2                                      5.18%                  7.96%      42.37%     (4.38%)       7.81%
------------------------------------------  ------------  ---------------------  ----------  ----------  ----------


Ratios of
------------------------------------------
expenses
------------------------------------------
(to average
net assets)/
Supplemental:
Data
------------------------------------------
Expenses                                         1.21%3                   1.19%       1.15%       1.13%       1.15%
                                            ------------  ---------------------  ----------  ----------  ----------
Net
investment
------------------------------------------
income                                           2.24%3                   1.61%       2.19%       2.30%       0.79%
                                            ------------  ---------------------  ----------  ----------  ----------

Portfolio
turnover                                             21%                    52%         23%         52%         62%
                                            ------------  ---------------------  ----------  ----------  ----------



NET ASSETS -
------------------------------------------
END OF
------------------------------------------
PERIOD
(000's
omitted)                                    $    88,990   $             83,843   $ 117,248   $ 215,778   $  95,215
                                            ------------  ---------------------  ----------  ----------  ----------


FINANCIAL HIGHLIGHTS

WORLD OPPORTUNITIES SERIES-CLASS A SHARES
------------------------------------------


                                                FOR THE
                                            ---------------
                                             PERIOD 9/6/96
                                            ---------------
                                             (COMMENCEMENT
                                            ---------------
                                                  OF
                                            ---------------
                                              OPERATIONS)
                                            ---------------
                                              TO 12/31/96
                                            ---------------


PER SHARE
------------------------------------------
DATA (FOR A
------------------------------------------
SHARE
OUTSTANDING
THROUGHOUT
EACH PERIOD)
NET ASSET
------------------------------------------
VALUE -
------------------------------------------
BEGINNING OF
PERIOD                                      $        10.00
                                            ---------------

Income from
------------------------------------------
investment
operations:
Net
investment
income                                                0.05
                                            ---------------
Net
------------------------------------------
realized
------------------------------------------
and
unrealized
gain (loss)
on
investments                                           0.43
                                            ---------------
Total from
------------------------------------------
investment
------------------------------------------
operations                                            0.48
                                            ---------------

Less
------------------------------------------
distributions
to
shareholders:
From net
investment
income                                               (0.05)
                                            ---------------
In excess
of net
------------------------------------------
investment
income                                                  --
                                            ---------------
From net
realized
------------------------------------------
gain on
investments                                          (0.01)
                                            ---------------
Total
distributions
------------------------------------------
to
shareholders                                         (0.06)
                                            ---------------


NET ASSET
------------------------------------------
VALUE -
------------------------------------------
END OF
PERIOD                                      $        10.42
                                            ---------------


Total return2                                         4.82%
------------------------------------------  ---------------


Ratios
------------------------------------------
(to average
net assets)/
Supplemental:
Data
------------------------------------------
Expenses                                            1.17%3
                                            ---------------
Net
investment
------------------------------------------
income                                              1.54%3
                                            ---------------

Portfolio
turnover                                                 1%
                                            ---------------



NET ASSETS -
------------------------------------------
END OF
------------------------------------------
PERIOD
(000's
omitted)                                    $       77,338
                                            ---------------



1The amount shown for a share outstanding does not correspond with the aggregate
--------------------------------------------------------------------------------
net  gain  on  investments  for  the  period
--------------------------------------------
due  to  timing  of  sales  and  repurchases  of  Series  shares  in relation to
--------------------------------------------------------------------------------
fluctuating  market  values  of  the  investments  of  the  Series.
-------------------------------------------------------------------
2Represents  aggregate  total  return  for  the  period  indicated,  and assumes
--------------------------------------------------------------------------------
reinvestment  of  distributions.
--------------------------------
3Annualized.
------------

[This page intentionally blank]

Exeter  Fund,  Inc.

Small  Cap  Series
Commodity  Series
Technology  Series
 High  Yield  Bond  Series
International  Series
Life  Sciences  Series
Global  Fixed  Income  Series
World  Opportunities  Series


Shareholder Reports and the Statement of Additional Information (SAI) Annual and semiannual reports to shareholders provide additional information about the Series' investments. These reports discuss the market conditions and investment strategies that significantly affected each Series' performance during its last fiscal year. The SAI provides more detailed information about the Series. It is incorporated by reference into this prospectus.

How  to  Obtain  These  Reports  and  Additional  Information
          You may obtain shareholder reports and the SAI or other information about the Series without charge, by calling 1-800-466-3863 or sending written requests to Exeter Fund, Inc., P.O. Box 41118, Rochester, New York 14604.
          You may review and copy shareholder reports, the prospectus and SAI at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the public reference room may be obtained by calling 1-202-942-8090. You can get copies of these materials for a fee by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by e-mail to publicinfo@sec.com. You can get the same reports and information free from the EDGAR Database on the SEC's Internet web site (http://www.sec.gov).

If someone makes a statement about the Series that is not in this prospectus, you should not rely upon that information. Neither the Series nor their distributor is offering to sell shares of the Series to any person to whom the Series may not lawfully sell their shares.

Investment  Company  Act  file  no.  811-04087

                                EXETER FUND, INC.

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001
                    AS SUPPLEMENTED ___________, 2001



This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectus for each of the following Series of Exeter Fund, Inc. (the "Fund"): Small Cap Series, Commodity Series, Technology
Series,   High  Yield  Bond  Series ,  International  Series,  Life
Sciences Series, Global Fixed Income Series, World Opportunities Series, New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (each a "Series"), copies of which may be obtained from Exeter Asset Management, 1100 Chase Square, Rochester, NY 14604. This SAI also relates to the Class A, B, C, D and E Shares of the Small Cap Series and the World Opportunities Series. Effective _____________, 2001, the Financial Services Series was replaced by the High Yield Bond Series.





     TABLE  OF  CONTENTS






      Page


Investment Goals. . . . . . . . . . . . . . .  B-2
Investment Policies and Risks . . . . . . . .  B-2
Investment Restrictions . . . . . . . . . . .  B-29
Portfolio Turnover. . . . . . . . . . . . . .  B-34
The Fund. . . . . . . . . . . . . . . . . . .  B-34
Management. . . . . . . . . . . . . . . . . .  B-35
The Advisor . . . . . . . . . . . . . . . . .  B-38
Distribution of Fund Shares . . . . . . . . .  B-40
Custodian, Independent Accountant and Counsel  B-42
Portfolio Transactions and Brokerage. . . . .  B-42
Net Asset Value . . . . . . . . . . . . . . .  B-43
Federal Tax Treatment of Dividends and
  Distributions . . . . . . . . . . . . . . .  B-44
Performance Information . . . . . . . . . . .  B-48
Financial Statements. . . . . . . . . . . . .  B-50
Appendix - Description of Bond Ratings. . . .  B-51



INVESTMENT  GOALS

Each of the Series' investment goals as well as its principal investment policies and strategies with respect to the composition of their respective portfolios are described in the prospectus. The following sections provide more information about those principal policies and strategies as well as information about other policies and strategies. For the Small Cap Series and the World Opportunities Series, the investment goal is not fundamental and may be changed by the Board of Directors without shareholder approval. If there is a change in a Series' investment objective, shareholders will be notified thirty (30) days prior to any such change and will be advised to consider whether the fund remains an appropriate investment in light of their then current financial position and needs. Under certain circumstances, a change may require sixty
(60) days advance notice. For the other Series, the investment goal is fundamental. Fundamental investment policies may not be changed without the approval of a majority of the outstanding voting shares of the Series. The Small Cap Series, the New York Tax Exempt Series, the Ohio Tax Exempt Series, and the Diversified Tax Exempt Series are diversified mutual funds. The other Series are non-diversified.


INVESTMENT  POLICIES  AND  RISKS


EQUITY  INVESTMENTS

Common  Stocks.  Each  Series, with the exception of the the New York Tax Exempt
---------------
Series, the Ohio Tax Exempt Series, the Diversified Tax Exempt Series (the "Tax Exempt Series"), High Yield Bond Series ,and the Global Fixed Income Series, may purchase common stocks. The High Yield Bond Series and the Global Fixed Income Series may acquire and hold common stocks temporarily if such investments are acquired in connection with the Series' other investment activities. The Advisor expects to divest the High Yield Bond Series and the Global Fixed Income Series of any common stocks they receive promptly after their acquisition. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity.
Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks.  Each Series may invest in preferred stocks.  Preferred stocks
-----------------
may pay a dividend at a fixed rate, and may entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.

Convertible  Securities.  Each  Series  may  invest  in  securities  that  are
------------------------
convertible at either a stated price or a stated rate into underlying shares of common stock, thus enabling the investor to benefit from increases in the market price of the common stock. Convertible securities provide higher yields than the underlying equity, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock. The principal factor in selecting convertible bonds is the potential to benefit from movement in the stock price. There is no minimum rating standard for the debt aspects of such securities. Convertible bonds purchased by a Series may be subject to the risk of being called by the issuer.

Warrants.  Each  Series  (with  the  exception of the Global Fixed Income Series
---------
and the Tax Exempt Series) may purchase warrants. Warrants acquired by a Series entitle it to buy common stock from the issuer at a specified price and time. Warrants may be considered more speculative than certain other types of investments because they (1) do not carry rights to dividends or voting rights with respect to the securities which the warrant entitles the holder to purchase, and (2) do not represent any rights in the assets of the issuer. Warrants purchased by the Fund may or may not be listed on a national securities exchange.

REITs.  Each  Series  may  invest  in  shares  of  real estate investment trusts
------
("REITs"), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Trust  Certificates,  Partnership  Interests  and  Equity  Participations.  Each
--------------------------------------------------------------------------
Series may invest in equity securities that are interests in non-corporate entities. These securities, which include trust certificates, partnership interests and equity participations, have different liability and tax characteristics than equity securities issued by a corporation, and thus may present additional risks to the Series. However, the investment characteristics of these securities are similar to those of traditional corporate equity securities.


FIXED  INCOME  INVESTMENTS

Corporate  Debt  Obligations.  Each  Series  may  invest  in  corporate  debt
-----------------------------
obligations issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

U.S.  Government  Securities.  Each  Series  may  invest  in debt obligations of
-----------------------------
varying maturities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Direct obligations of the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, include a variety of Treasury securities that differ only in their interest rates, maturities and dates of issuance. U.S. Government agencies or instrumentalities which issue or guarantee securities include, but are not limited to, Fannie Mae, Export-Import Bank of the United States, Small Business Administration, Governmental National Mortgage Association, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation, Federal Land Banks, the Tennessee Valley Authority, and the Student Loan Marketing Association.

Obligations of U.S. Government agencies and instrumentalities may or may not be supported by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase the agencies' obligations; while still others, such as the Student Loan Marketing Association, are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

A Series will invest in securities of such instrumentality only when the Fund's investment advisor, Exeter Asset Management (the "Advisor"), is satisfied that the credit risk with respect to any instrumentality is minimal.

Mortgage-Backed  Securities.  Each Series, except for the Tax Exempt Series, may
----------------------------
invest in mortgage-backed securities which represent an interest in a pool of mortgage loans. These securities are issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Each Series, except for the Tax Exempt Series, may also invest in collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two top categories by Standard & Poor's Corporation ("S&P") or Moody's Investors Service ("Moody's"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuer's general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or Series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity Series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates of other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Asset-Backed  Securities.  Each  Series,  except  for the Tax Exempt Series, may
------------------------
invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties.

Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.

The estimated life of an asset-backed security varies with the prepayment experience with respect to the underlying debt instruments. The rate of such prepayments, and hence the life of an asset-backed security, will be primarily a function of current market interest rates, although other economic and demographic factors may be involved. For example, falling interest rates generally result in an increase in the rate of prepayments of mortgage loans while rising interest rates generally decrease the rate of prepayments. Consequently, asset-backed securities are subject to call risk and extension risk (described below).

Below  Investment Grade Debt Securities.  The Global Fixed Income Series and the
----------------------------------------
World Opportunities Series may invest up to 20% of their assets in corporate debt securities rated below investment grade. The High Yield Bond Series may invest up to 100% of its assets in corporate or government debt securities rated below investment grade. High risk, high yield securities rated below BBB by S&P or Baa by Moody's are "below investment grade" and are considered to have speculative characteristics and involve greater risk of default or price changes due to changes in the issuer's credit-worthiness. Market prices of these securities may fluctuate more than high-rated securities and they are difficult to price at times because they are more thinly traded and less liquid securities. Market prices may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Securities in the lowest rating category may be in default. For these reasons, it is the Series' policy not to rely primarily on ratings issued by established credit rating agencies, but to utilize such ratings in conjunction with the Advisor's own independent and ongoing review of credit quality. In the event a security is downgraded below these ratings after purchase, the Advisor will review and take appropriate action with regard to the security. Each Series will also seek to minimize risk by diversifying its holdings.

Yankee  Bonds.  Each  Series may invest in U.S. dollar-denominated bonds sold in
--------------
the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Obligations  of  Supranational Agencies.  The Global Fixed Income Series and the
----------------------------------------
High Yield Bond Series may purchase securities issued or guaranteed by supranational agencies including, but not limited to, the following: Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Union and the European Investment Bank. For concentration purposes, supranational entities are considered an industry.

Zero-Coupon  Bonds.  Some  of  the  securities  in  which  the Series invest may
-------------------
include so-called "zero-coupon" bonds. Zero-coupon bonds are issued at a significant discount from face value and generally pay interest only at maturity rather than at intervals during the life of the security. Each Series is required to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus, the Series may have to sell investments to obtain cash needed to make income distributions. The discount in the absence of financial difficulties of the issuer decreases as the final maturity of the security approaches. Zero-coupon bonds can be sold prior to their maturity date in the secondary market at the then prevailing market value, which depends primarily on the time remaining to maturity, prevailing level of interest rates and the perceived credit quality of the issues. The market prices of zero-coupon securities are subject to greater fluctuations in response to changes in market interest rates than bonds which pay interest currently.

Variable and Floating Rate Instruments.  Certain of the obligations purchased by
---------------------------------------
a Series may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. The interest rate on these securities may be reset daily, weekly, quarterly, or at some other interval, and it may have a floor or ceiling rate. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

Short-Term  Investments.  For  temporary  defensive purposes during periods when
-----------------------
the Advisor determines that market conditions warrant, each Series may depart from its investment goals and invest up to 100% of its assets in all types of money market instruments (including securities guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances issued by banks or savings and loan institutions deemed creditworthy by the Advisor, commercial paper rated A-1 by S&P or Prime-1 by Moody's, repurchase agreements involving such securities and shares of other investment companies as permitted by applicable law) and may hold a portion of its assets in cash. For a description of the above ratings, see the Appendix.

Risks  of  Fixed  Income Securities.  Investments in fixed income securities may
------------------------------------
subject  the  Series  to  risks,  including  the  following:

Interest  Rate  Risk.  When  interest  rates  decline, the market value of fixed
---------------------
income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's maturity and duration, the issuer and the type of instrument.

Default Risk/Credit Risk.  Investments in fixed income securities are subject to
-------------------------
the risk that the issuer of the security could default on its obligations, causing a Series to sustain losses on such investments. A default could impact both interest and principal payments.

Call  Risk  and  Extension Risk.  Fixed income securities may be subject to both
--------------------------------
call risk and extension risk. Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and a Series will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and a Series will suffer from the inability to invest in higher yield securities.


OTHER  INVESTMENTS

Foreign  Securities.  The International Series will, under normal circumstances,
--------------------
have at least 65% of the value of its total assets invested, and expects to be fully invested, in equity securities of foreign companies. The World Opportunities Series will invest at least 65% of its assets in common stocks of companies domiciled in at least three different countries. In addition, it may also invest up to 35% of its assets in corporate debt securities of foreign issuers and in obligations issued by foreign governments or their respective agencies and instrumentalities. The Global Fixed Income Series will, under normal circumstances, have at least 65% of the value of its total assets invested in fixed income securities of issuers located in three or more countries. In addition, the Commodity Series may invest up to 100%, the Life Sciences Series may invest up to 25% of its assets, the High Yield Bond Series may invest up to 50% , and each other Series, with the exception of the Tax Exempt Series, may invest up to 10% of its assets in foreign securities which are not publicly traded in the United States. The Series' investments in foreign securities will be of the same types and quality as the domestic securities in which the Series may invest. The Advisor may invest in foreign securities when the anticipated performance of foreign securities is believed by the Advisor to offer more potential than domestic alternatives in keeping with the investment goals of the Series. Each Series, except the Global Fixed Income Series, will invest no more than 25% of its assets in securities issued by any one foreign government. Each Series may invest without limit in equity securities of foreign issuers that are listed on a domestic securities exchange or are represented by American Depository Receipts that are listed on a domestic securities exchange or are traded in the United States on the over-the-counter market. Foreign debt securities may be denominated either in U.S. dollars or foreign currencies.

Each Series' restrictions on investment in foreign securities are fundamental policies that cannot be changed without the approval of a majority, as defined in the Investment Company Act of 1940 (the "1940 Act"), of the outstanding voting securities of the Series.

There are risks in investing in foreign securities not typically involved in domestic investing. An investment in foreign securities may be affected by changes in currency rates and in exchange control regulations. Foreign companies are frequently not subject to the accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers. There is frequently less government regulation of foreign issuers than in the United States. In addition, investments in foreign countries are subject to the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments. There may also be imposition of withholding taxes. Foreign financial markets may have less volume and longer settlement periods than U.S. markets which may cause liquidity problems for a Series. In addition, costs associated with transactions on foreign markets are generally higher than for transactions in the U.S. The Global Fixed Income Series' policy under which it has no limit on the amount it may invest in any one country may involve a higher degree of risk than if the Series were more diversified among countries. The special risks associated with investing in just one country include a greater effect on portfolio holdings of country-specific economic factors, currency fluctuations, and country-specific social or political factors. These risks generally are greater for investments in securities of companies in emerging markets, which are usually in the initial stages of their industrialization cycle.

Obligations of foreign governmental entities are subject to various types of governmental support and may or may not be supported by the full faith and credit of a foreign government.

A Series' investments in emerging markets can be considered speculative, and therefore may offer greater potential for gains and losses than investments in developed markets of the world. Investing in emerging market countries may entail purchasing securities issued by or on behalf of entities that are insolvent, bankrupt, in default or otherwise engaged in an attempt to reorganize or reschedule their obligations, and in entities that have little or no proven credit rating or credit history. With respect to any emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other concerns, violation of foreign investment limitations. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also may have been, and may continue to be, adversely affected by economic conditions in the countries with which they trade.

Currency  Risks.  The  U.S.  dollar value of securities denominated in a foreign
----------------
currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which a Series' investments are denominated relative to the U.S. dollar will affect the Series' net asset value. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which a Series' securities are quoted would reduce the Series' net asset value per share.

Small company securities.  Under normal circumstances, the Small Cap Series will
-------------------------
have at least 65% of the value of its total assets invested in the equity securities of small issuers, defined as companies with a market capitalization of less than $1.7 billion. In addition, the Life Sciences Series and the World Opportunities Series may invest in small company securities. Securities of small companies often have only a small proportion of their outstanding securities held by the general public. They may have limited trading markets that may be subject to wide price fluctuations. Small companies may have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. Small companies may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. They may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

Commodity  securities.  The Commodity Series concentrates its investments in the
----------------------
securities of companies in commodity-based and related industries. Under normal circumstances, at least 65% of the Series' total assets will be concentrated in securities of companies in commodity and related industries. The special risk associated with investing in commodity and related industries are that earnings and dividends are greatly affected by changes in the prices of, and in supply and demand for, certain commodities. Prices as well as supply and demand factors can fluctuate significantly over a short period of time due to such factors as: policies of commodity cartels; changes in international politics; the regulatory environment; governmental subsidy and tax policies; weather; and the economic growth and political stability of countries which produce or consume large amounts of various commodities.

Technology  securities.  The  Technology  Series concentrates its investments in
-----------------------
the securities of companies in technology and related industries. Under normal circumstances at least 65% of the Series' total assets will be concentrated in
securities  of  companies  in  technology  or  related  industries.   Earnings
prospects of these companies may be particularly uncertain or volatile for a variety of reasons. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Products and services they offer may not prove to be commercially successful or may be rendered obsolete by advances in science and technology. In addition, biotechnology and health care companies may be subject to extensive regulatory requirements causing considerable expense and delay. Hence, such stocks may exhibit relatively high price volatility and involve a high degree of risk.

Life sciences securities.  The Life Sciences Series concentrates its investments
-------------------------
in the securities of companies in the life sciences and related industries. Under normal circumstances at least 65% of the Series' total assets will be concentrated in securities of companies in life sciences or related industries. Earnings prospects of these companies may be uncertain or volatile for a variety of reasons. For example, the Life Sciences Series' industries are subject to substantial government regulation and, in some instances, funding or subsidies. Accordingly, changes in government policies or regulations could have a material effect on the demand and/or supply of products and services. In addition, scientific and technological advances present the risk that products and services may be subject to rapid obsolescence. Moreover, there may be significant liability risks associated with medical or environmental products and services. Further, companies in this sector face the risks associated with developing and commercializing new products including uncertainty in timing and the possibility of failure.

Derivative  Securities.  The  Series  may  from time to time, in accordance with
-----------------------
their respective investment policies, purchase certain "derivative" securities. Derivative securities are instruments that derive their value from the performance of underlying assets, interest rates, or indices, and include, but are not limited to, futures, options, swaps, index-linked notes , foreign currency exchange contracts, structured notes, and certain asset-backed and mortgage-backed securities.

Derivative securities present, to varying degrees, market risk that the performance of the underlying assets, interest rates or indices will decline; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest rates change adversely, the value of the derivative security will decline more than the assets, rates or indices on which it is based; liquidity risk that the Series will be unable to sell a derivative security when it wants to because of lack of market depth or market disruption; pricing risk that the value of a derivative security will not correlate exactly to the value of the underlying assets, rates or indices on which it is based; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative securities are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

The Advisor will evaluate the risks presented by the derivative securities purchased by the Series, and will determine, in connection with its day-to-day management of the Series, how they will be used in furtherance of the Series' investment objectives. It is possible, however, that the Advisor's evaluations will prove to be inaccurate or incomplete and, even when accurate and complete, it is possible that the Series will, because of the risks discussed above, incur loss as a result of their investments in derivative securities. For more information about the Fund's use of derivatives, see "Hedging (Derivative Transactions)" below.

The High Yield Bond Series may invest in "index total return swaps" and/or "index-linked notes" to provide exposure to the high yield bond market. An index total return swap is a contract entered into by the Series and a counterparty whereby the Series agrees to deliver a particular income stream to the counterparty in exchange for a corresponding income stream that will replicate the performance of a benchmark of high yield bonds. Swaps are privately negotiated agreements between the two counterparties. Index-linked notes are securities issued by an entity (i.e. a U.S. Agency) whose coupon or principal repayment is dependent upon the total return of given fixed income index (e.g. the Lehman High Yield Index). It is anticipated that a portion of the assets of the Series will consistently be invested in one or both of the aforementioned derivatives.

In the case of the swap, the High Yield Bond Series is subject to the counterparty's credit risk (i.e. the possibility that the counterparty will default on its obligations). This risk is somewhat mitigated by the fact that the Series' obligations to pay interest would be discharged if the counterparty defaults. In the case of the index-linked note, the Series is subject to the credit risk of the issuing entity. The Series is also subject to the risk that the swap, and to a lesser extent the index-linked note, is not liquid, and that interest payments from the counterparty and the coupon/principal repayments of the index linked note are subject to the performance of the underlying high yield benchmark.

The Series will maintain a segregated account containing liquid assets in an amount at least equal to the net amount of the excess, if any, of the Series' obligations to the counterparty in relation to the interest payments the Series is entitled to with respect to the swap.

Tax-exempt  securities.   Under  normal  circumstances  the  New York Tax Exempt
-----------------------
Series, the Ohio Tax Exempt Series and the Diversified Tax Exempt Series (collectively, the "Tax Exempt Series") each have a fundamental policy of investing at least 80% of their assets in the tax-exempt securities issued by New York, Ohio or any State of the United States, respectively, and such States' political subdivisions, agencies and instrumentalities, the interest from which is, in the opinion of bond counsel, exempt from federal income tax.

Each tax-exempt Series is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets the Series may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The other 25% of each Series' total assets may be in the securities of any one issuer.

Each Series will not invest more than 25% of its total assets in any industry. Governmental issuers of tax-exempt securities are not considered part of any "industry". However, Tax Exempt Securities backed only by the assets and revenues of nongovernmental users may for this purpose (and for the diversification purposes discussed above) be deemed to be issued by such nongovernmental users, and the 25% limitation would apply to such obligations.

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

Each of the tax-exempt Series believes that in general the secondary market for tax-exempt securities is less liquid than that for taxable fixed-income securities. Accordingly, the ability of the Series to buy and sell securities may, at any particular time and with respect to any particular securities, be limited.

It is nonetheless possible that a Series may invest more than 25% of its assets in a broader segment of the market (but not in one industry) for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing agency revenue obligations, or transportation revenue obligations. This would be the case only if the Advisor determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration. Although such obligations could be supported by the credit of governmental users or by the credit of nongovernmental users engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of issuers (for example, proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for their services or products) may have a general adverse effect on all tax-exempt securities in such a market segment.

Housing revenue bonds typically are issued by a state, county or local housing authority and are secured only by the revenues of mortgages originated by the authority using the proceeds of the bond issue. Because of the impossibility of precisely predicting demand for mortgages from the proceeds of such an issue, there is a risk that the proceeds of the issue will be in excess of demand, which would result in early retirement of the bonds by the issuer. Moreover, such housing revenue bonds depend for their repayment in part upon the cash flow from the underlying mortgages, which cannot be precisely predicted when the bonds are issued. The financing of multi-family housing projects is affected by a variety of factors, including satisfactory completion of construction, a sufficient level of occupancy, sound management, adequate rent to cover operating expenses, changes in applicable laws and governmental regulations and social and economic trends.

Health care facilities include life care facilities, nursing homes and hospitals. Bonds to finance these facilities are issued by various authorities. The bonds are typically secured by the revenues of each facility and not by state or local government tax payments. The projects must maintain adequate occupancy levels to be able to provide revenues adequate to maintain debt service payments. Moreover, in the case of life care facilities, since a portion of housing, medical care and other services may be financed by an initial deposit, there may be risk if the facility does not maintain adequate financial reserves to secure future liabilities. Life care facilities and nursing homes may be affected by regulatory cost restrictions applied to health care delivery in general, restrictions imposed by medical insurance companies and competition from alternative health care or conventional housing facilities. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. A hospital's income available to service its debt may be influenced by demand for hospital services, management capabilities, the service area economy, efforts by insurers and government agencies to limit rates and expenses, competition, availability and expense of malpractice insurance, and Medicaid and Medicare funding.

In recent years, nationally recognized rating organizations have reduced their ratings of a substantial number of the obligations of issuers in the health care sector of the tax-exempt securities market. Reform of the health care system is a topic of increasing discussion in the United States, with proposals ranging from reform of the existing employer-based system of insurance to a single-payer, public program. Depending upon their terms, certain reform

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

proposals could have an adverse impact on certain health care sector issuers of tax-exempt securities. Because the outcome of current discussions concerning health care, including the deliberations of President Clinton's task force on health care reform, is highly uncertain, the Advisor cannot predict the likely impact of reform initiatives.

RISK  FACTORS  RELATING  TO  NEW  YORK  TAX  EXEMPT  SECURITIES

The following information is a summary of certain general factors affecting investments in New York Tax Exempt Securities based primarily upon official statements related to New York obligations issued before January 31, 2001. The Fund has not independently verified this information.

General  Information.  During  its  last eight fiscal years, New York State (the
---------------------
"State") has recorded balanced budgets on a cash basis, with positive year-end fund balances.

The General Fund is the principal operating fund of the State and is used to account for all financial transactions except those required to be accounted for in another fund. It is the State's largest fund and receives almost all State taxes and other resources not dedicated to particular purposes. General Fund moneys also are transferred to other funds, primarily to support certain capital projects and debt service payments in other fund types.

     1999-2000 Fiscal Year. The State ended its 1999-2000 fiscal year on March 31, 2000 in balance on a cash basis, with a General Fund cash surplus as reported by State's Division of Budget ("DOB") of approximately $1.51 billion. The cash surplus was derived primarily from stronger growth in receipts above forecasted amounts and modestly lower-than-expected spending for social services programs.

     1998-1999 Fiscal Year. The State ended its 1998-1999 fiscal year on March 31, 1999 in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of $1.82 billion. The cash surplus was derived primarily from higher-than-projected tax collections as a result of continued economic growth, particularly in the financial markets and the securities industries.

     1997-1998 Fiscal Year. The State ended its 1997-98 fiscal year in balance on a cash basis, with a General Fund cash surplus as reported by the DOB of approximately $2.04 billion. The cash surplus was derived primarily from higher-than-anticipated receipts and lower spending on welfare, Medicaid, and other entitlement programs.

The  New  York Economy.  New York is the third most populous state in the nation
-----------------------
and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport faculties and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, New York has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

     Services: The services sector, which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The services sector accounts for more than three of every 10 nonagricultural jobs in New York and has a noticeably higher proportion of total

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

jobs than does the rest of the nation. In recent years, many industries in the service sector, especially high-technology firms, have been prospering.

     Manufacturing: Manufacturing employment continues to decline in New York, as in most other states, and New York's economy is less reliant on this sector than in the past. However, it remains an important sector of the State economy, particularly for the upstate economy, as high concentrations of manufacturing industries for transportation equipment, optics and imaging, materials processing, and refrigeration, heating, and electrical equipment products are located in the upstate region.

     Trade: Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller than measured by income share. Trade consists of wholesale businesses and retail businesses, such as department stores and eating and drinking establishments.

     Finance, Insurance and Real Estate: New York City is the nation's leading center of banking and finance and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes about one-fifth of total wages.

     Given the importance of the securities industry in the New York State economy, a significant change in stock market performance could result in financial sector profits and bonuses that are significantly different from those embodied in the State's budget forecast. Any actions by the Federal Reserve Board to moderate inflation by increasing interest rates more than anticipated may have an adverse impact in New York given the sensitivity of financial markets to interest rate shifts and the prominence of these markets in the New York economy. In addition, there is a possibility that greater-than-anticipated mergers, downsizing, and relocation of firms caused by deregulation and global competition may have a significant adverse effect on employment growth.

     Agriculture: Farming is an important part of the economy in rural areas of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the nation's leaders in the production of these commodities.

     Government: Federal, State and local government together are the third largest sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Public education is the source of nearly one-half of total State and local government employment.

Economic  and  Demographic Trends.  In the calendar years 1987 through 1998, the
----------------------------------
State's rate of economic growth was somewhat slower than that of the nation. In particular, during the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. In 1999, for the first time in 13 years, the employment growth rate of the State surpassed the national growth rate. The employment growth rate in 2000 was expected to be somewhat less than 1999. Although the State unemployment rate has been higher than the national rate since 1991, the gap between them has narrowed in recent years.

State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New

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

York City is a regional employment center for a multi-state region, State personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which the State taxation applies.

The  City  of  New York.  The fiscal health of the State also may be affected by
------------------------
the fiscal health of New York City, which continues to receive significant financial assistance from the State. State aid contributes to the City's ability to balance its budget and meet its cash requirements. The State also may be affected by the ability of the City and certain entities issuing debt for the benefit of the City to market their securities successfully in the public credit markets.

In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the Municipal Assistance Corporation for the City of New York (NYC
MAC) to provide financing assistance to the City; the New York State Financial Control Board (the Control Board) to oversee the City's financial affairs; and the Office of the State Deputy Comptroller for the City of New York (OSDC) to assist the Control Board in exercising its powers and responsibilities. A "control period" existed from 1975 to 1986, during which the City was subject to certain statutorily prescribed fiscal controls. The Control Board terminated the control period 1986 when certain statutory conditions were met. State law requires the Control Board to reimpose a control period upon the occurrence, or "substantial likelihood and imminence" of the occurrence, of certain events, including (but not limited to) a City operating budget deficit of more than $100 million or impaired access to the public credit markets.

Currently, the City and its Covered Organizations (i.e., those organizations which receive or may receive moneys from the City directly, indirectly or contingently) operate under the City's Financial Plan. The City's Financial Plan summarizes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's projections set forth in its Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

To successfully implement its Financial Plan, the City and certain entities issuing debt for the benefit of the City must market their securities successfully. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. In City fiscal years 1997-98, 1998-1999 and 1999-2000, the State Constitutional debt limit would have prevented the City from entering into new capital contracts. Therefore, in 1997, the State created the New York City Transitional Finance Authority (TFA) in order to finance a portion of the City's capital program. During the 2000 legislative session, the State enacted legislation that increased the borrowing authority of the TFA by $4 billion, to $11.5 billion, which the City expects will provide sufficient financing capacity to continue its capital program over the next four fiscal years. However, an amendment to the Constitution to raise the debt limit could not take effect until City fiscal year 2001-02 at the earliest. In 1999, the City created TSASC, Inc., a not-for-profit corporation empowered to issue tax-exempt debt backed by tobacco settlement revenues.

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

According to recent staff reports from the Control Board, OSDC and the City Comptroller, economic growth in the City has been very strong in recent years, lead by a surge in Wall Street profitability which resulted in increased tax revenues and helped produce substantial surpluses for the City in City fiscal years 1997-98, 1998-99 and 1999-2000. These staff reports also indicate that the City projects a substantial surplus for City fiscal year 2000-2001. Although several sectors of the City's economy have expanded over the last several years, especially tourism, media, business and professional services, City tax revenues remain heavily dependent on the continued profitability of the securities industries and the performance of the national economy. In addition, the cost of tax reductions enacted since the fiscal year 1994-1995 has increased to over $2.5 billion in City fiscal year 2000-2001, primarily affecting collections of the personal and business income taxes and the sales tax. These reductions are expected to be worth $3.1 billion by City fiscal year 2004-2005. The City has proposed additional tax reductions that would increase the worth of the reductions to $4.4 billion in City fiscal year 2004-2005.

Other  Localities.  Certain  localities  outside  New York City have experienced
------------------
financial problems and have requested and received additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities for additional oversight or financial assistance is not included in the projections of the State's receipts and disbursements for the State's 2000-2001 fiscal year.

The State has provided extraordinary financial assistance to select municipalities, primarily cities, since the 1996-97 fiscal year. Funding has essentially been continued or increased in each subsequent fiscal year. Such funding in 2000-2001 totals $200.4 million. The 2000-01 enacted budget also increased General Purpose State Aid for local governments by $11 million to $562 million.

While the distribution of General Purpose State Aid for local governments was originally based on a statutory formula, in recent years both the total amounts appropriated and the shares appropriated to specific localities have been determined by the Legislature. A State commission established to study the distribution and amounts of general purpose local government aid failed to agree on any recommendations for a new formula.

Counties, cities, towns, villages and school districts have engaged in substantial short-term and long-term borrowings. In 1998, the total indebtedness of all localities in the State, other than New York City, was approximately $20.3 billion. A small portion (approximately $80 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to enabling State legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units (other than New York City) authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Twenty-three localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1998.

Like the State, local governments must respond to changing political, economic and financial influences over which they have little or no control. Such changes may adversely affect the financial condition of certain local governments. For example, the federal government may reduce (or in some cases eliminate) federal funding of some local programs which, in turn, may require local governments to fund these expenditures form their own resources. It is also possible that the State, New York City, or any of their respective public authorities may suffer serious financial difficulties that could jeopardize local access to the public credit markets, which may adversely affect the marketability of notes and bonds issued by localities within the State. Localities also may face unanticipated problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Other large-scale potential problems, such as declining urban populations, increasing expenditures, and the loss of skilled manufacturing jobs, also may adversely affect localities and necessitate State assistance.

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

HEDGING  (DERIVATIVE  TRANSACTIONS)

All of the Series' policies regarding options discussed below are fundamental, and may only be changed by a shareholder vote.

In General.  Each Series has reserved the right, subject to authorization by the
----------
Board of Directors prior to implementation, to engage in certain strategies in an attempt to hedge the Series' portfolios, that is, to reduce the overall level of risk that normally would be expected to be associated with their investments. Each Series may write covered call options on common stocks (fixed income securities in the case of the Global Fixed Income Series); may purchase and sell (on a secured basis) put options; and may engage in closing transactions with respect to put and call options. Each Series also may purchase forward foreign currency exchange contracts to hedge currency exchange rate risk. In addition, each Series is authorized to purchase and sell stock index futures contracts and options on stock index futures contracts. Each Series is also authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts and options on futures contracts and foreign currencies in order to protect against uncertainty in the future levels of foreign currency exchange rates. These strategies are primarily used for hedging purposes; nevertheless, there are risks associated with these strategies as described below.

Options  on  Securities.  As  a  means  of  protecting its assets against market
-----------------------
declines, and in an attempt to earn additional income, each Series may write covered call option contracts on its securities and may purchase call options for the purpose of terminating its outstanding obligations with respect to securities upon which covered call option contracts have been written.

When a Series writes a call option on securities which it owns, it gives the purchaser of the option the right to buy the securities at an exercise price specified in the option at any time prior to the expiration of the option. If any option is exercised, a Series will realize the gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the net premium originally received on the sale of the option. By writing a covered call option, a Series may forego, in exchange for the net premium, the opportunity to profit from an increase in the price of the underlying security above the option's exercise price. A Series will have kept the risk of loss if the price of the security declines, but will have reduced the effect of that risk to the extent of the premium it received when the option was written.

A Series will write only covered call options which are traded on national securities exchanges. Currently, call options on stocks may be traded on the Chicago Board Options Exchange and the New York, American, Pacific and Philadelphia Stock Exchanges. Call options are issued by the Options Clearing Corporation ("OCC"), which also serves as the clearing house for transactions with respect to standardized or listed options. The price of a call option is paid to the writer without refund on expiration or exercise, and no portion of the price is retained by OCC or the exchanges listed above. Writers and purchasers of options pay the transaction costs, which may include commissions charged or incurred in connection with such option transactions.

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

A Series may write only covered call options. A call option is considered to be covered if the option writer owns the security underlying the call or has an absolute and immediate right to acquire that security without payment of additional cash consideration (or for additional cash consideration held in a separate account) upon conversion or exchange of other securities. A call option is also considered to be covered if the writer holds on a unit-for-unit basis a call on the same security as the call written, has the same expiration date and the exercise price of the call purchased is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained in cash or other liquid securities in a separate account, and marked-to-market daily. A Series will not sell (uncover) the securities against which options have been written until after the option period has expired, the option has been exercised or a closing purchase has been executed.

Options written by a Series will have exercise prices which may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the market price of the underlying security at the time the options are written. However, a Series generally will not write so-called "deep-in-the-money" options.

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, dividend yield and interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

If a call option on a security expires unexercised, a Series will realize a gain in the amount of the premium on the option, less all commissions paid. Such a gain, however, may be offset by a decline in the value of the underlying security during the option period. If a call option is exercised, a Series will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security (exercise price minus commission) plus the amount of the premium on the option, less all commissions paid.

Call options may also be purchased by a Series, but only to terminate (entirely or in part) a Series' obligation as a writer of a call option. This is accomplished by making a closing purchase transaction, that is, the purchase of a call option on the same security with the same exercise price and expiration date as specified in the call option which had been written previously. A closing purchase transaction with respect to calls traded on a national securities exchange has the effect of extinguishing the obligation of the writer of a call option. A Series may enter into a closing purchase transaction, for example, to realize a profit on an option it had previously written, to enable it to sell the security which underlies the option, to free itself to sell another option or to prevent its portfolio securities from being purchased pursuant to the exercise of a call. A Series may also permit the call option to be exercised. A closing transaction cannot be effected with respect to an optioned security once a Series has received a notice that the option is to be exercised.

The cost to a Series of such a closing transaction may be greater than the net premium received by a Series upon writing the original call option. A profit or loss from a closing purchase transaction will be realized depending on whether the amount paid to purchase a call to close a position is less or more than the amount received from writing the call. Any profit realized by a Series from the execution of a closing transaction may be partly or completely offset by a reduction in the market price of the underlying security.

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

A Series may also write secured put options and enter into closing purchase transactions with respect to such options. A Series may write secured put options on national securities exchanges to obtain, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A put option gives the purchaser of the option the right to sell, and the writer has the obligation to buy, the underlying security at the stated exercise price during the option period. The secured put writer retains the risk of loss should the market value of the underlying security decline below the exercise price of the option. During the option period, the writer of a put option may be required at any time to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects is substantially identical to that of call options. The Fund will establish a separate account consisting of liquid assets equal to the amount of the Series assets that could be required to consummate the put options. For purposes of determining the adequacy of the securities in the account, the deposited assets will be valued at fair market value. If the value of such assets declines, additional cash or assets will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Series.

A put option is secured if a Series maintains in a separate account liquid assets in an amount not less than the exercise price of the option at all times during the option period. A Series may write secured put options when the Advisor wishes to purchase the underlying security for a Series' portfolio at a price lower than the current market price of the security. In such event a Series would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The potential gain on a secured put option is limited to the income earned on the amount held in liquid assets plus the premium received on the option (less the commissions paid on the transaction) while the potential loss equals the difference between the exercise price of the option and the current market price of the underlying securities when the put is exercised, offset by the premium received (less the commissions paid on the transaction) and income earned on the amount held in liquid assets.

A Series may purchase put options on national securities exchanges in an attempt to hedge against fluctuations in the value of its portfolio securities and to protect against declines in the value of individual securities. Purchasing a put option allows the purchaser to sell the particular security covered by the option at a certain price (the "exercise price") at any time up to a specified future date (the "expiration date").

Purchase of a put option creates a "hedge" against a decline in the value of the underlying security by creating the right to sell the security at a specified price. Purchase of a put option requires payment of a premium to the seller of that option. Payment of this premium necessarily reduces the return available on the individual security should that security continue to appreciate in value. In return for the premium paid, a Series protects itself against substantial losses should the security suffer a sharp decline in value. In contrast to covered call option writing, where one obtains greater current income at the risk of foregoing potential future gains, one purchasing put options is in effect foregoing current income in return for reducing the risk of potential future losses.

A Series will purchase put options as a means of "locking in" profits on securities held in the portfolio. Should a security increase in value from the time it is initially purchased, a Series may seek to lock in a certain profit level by purchasing a put option. Should the security thereafter continue to appreciate in value the put option will expire unexercised and the total return on the security, if it continues to be held by a Series, will be reduced by the amount of premium paid for the put option. At the same time, a Series will continue to own the security. Should the security decline in value below the exercise price of the put option, however, a Series may elect to exercise the option and "put" or sell the security to the party that sold the put option to that Series, at the exercise price. In this case a Series would have a higher return on the security than would have been possible if a put option had not been purchased.

Risks  Factors  and  Certain  Other  Factors  Relating to Options.  Positions in
-----------------------------------------------------------------
options on securities may be closed only by a closing transaction, which may be made only on an exchange which provides a liquid secondary market for such options. Although a Series will write options only when the Advisor believes a liquid secondary market will exist on an exchange for options of the same Series, there can be no assurance that a liquid secondary market will exist for any particular security option. If no liquid secondary market exists respecting an option position held, a Series may not be able to close an option position, which will prevent that Series from selling any security position underlying an option until the option expires and may have an adverse effect on its ability effectively to hedge its security positions. A secured put option writer who is unable to effect a closing purchase transaction would continue to bear the risk of decline in the market price of the underlying security until the option expires or is exercised. In addition, a secured put writer would be unable to use the amount held in liquid assets as security for the put option for other investment purposes until the exercise or expiration of the option.

Possible reasons for the absence of a liquid secondary market on an exchange include the following: (i) insufficient trading; (ii) restrictions that may be imposed by an exchange on opening transactions or closing transactions or both;
(iii) trading halts, suspensions or other restrictions that may be imposed with respect to particular classes or Series of contracts, or underlying securities;
(iv) unusual or unforeseen circumstances that may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not be adequate to handle unusual trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or particular class or Series of contracts), in which event the secondary market on that exchange would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with timely execution of customers' orders.

Each of the exchanges on which options on securities are traded has established limitations on the number of options which may be written by any one investor or group of investors. These limitations apply regardless of whether the options are written in different accounts or through different brokers. It is possible that a Series and certain other accounts managed by the Advisor, may constitute such a group. If so, the options positions of the Series may be aggregated with those of other clients of the Advisor.

If a Series writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer, which would establish a formula price at which the Series would have the absolute right to repurchase that OTC option. This formula price would generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the marked price of the underlying security ("in-the-money"). For an OTC option a Series writes, it will treat as illiquid (for purposes of the 10% net asset limitation on illiquid securities) an amount of assets used to cover written OTC options, equal to the formula price for the repurchase of the OTC option less the amount by which the OTC option is "in-the-money". A Series will also treat as illiquid any OTC option held by it. The Securities and Exchange Commission ("SEC") is evaluating the general issue of whether or not the OTC options should be considered to be liquid securities, and the procedure described above could be affected by the outcome of that evaluation.

Although the OCC has stated that it believes (based on forecasts provided by the exchanges on which options are traded), that its facilities are adequate to handle the volume of reasonably anticipated options transactions, and although each exchange has advised the OCC that it believes that its facilities will also be adequate to handle reasonably anticipated volume, there can be no assurance that higher than anticipated trading activity or order flow or other unforeseen events might not at times render certain of these facilities inadequate and thereby result in the institution of special trading procedures or restrictions.

The Series will pay brokerage and other transaction costs to write and purchase options on securities, including any closing transactions which the Series may execute. Therefore, frequent writing and/or purchasing of options may increase the transaction costs borne by the Series.

Stock  Index  Futures  Contracts  and  Options on Stock Index Futures Contracts.
-------------------------------------------------------------------------------
Each Series may enter into stock index futures contracts to provide: (1) a hedge for a portion of the Series' portfolio; (2) a cash management tool; (3) as an efficient way to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. The Series may also use stock index futures as a substitute for comparable market position in the underlying securities. Although techniques other than the sale and purchase of stock index futures contracts could be used to adjust the exposure or hedge the Series' portfolio, the Series may be able to do so more efficiently and at a lower cost through the use of stock index futures contracts.

A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of a stock index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of a stock index is commonly referred to as selling a contract or holding a short position. A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The Series intend to purchase and sell futures contracts on the stock index for which they can obtain the best price with consideration also given to liquidity.

The Series will not enter into a stock index futures contract or option thereon if, as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under Commodity Futures Trading Commission ("CFTC") rules would exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the Securities and Exchange Commission with respect to the covering of obligations under future contracts and will set aside liquid assets in a separate account in the amount prescribed.

Unlike the purchase or sale of an equity security, no price is paid or received by the Series upon the purchase or sale of a stock index futures contract. Upon entering into a Futures Contract, the Series would be required to deposit into a separate account in the name of the futures broker an amount of cash or liquid securities known as "initial margin." This amount is required by the rules of the exchanges and is subject to change. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures margin does not involve the borrowing of funds by the Series to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Series upon termination of the futures contract, assuming all contractual obligations have been satisfied.

Subsequent payments, called "variation margin", to and from the futures broker, are made on a daily basis as the price of the underlying stock index fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". For example, when the Series has purchased a stock index futures contract and the price of the underlying stock index has risen, that futures position will have increased in value and the Series will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Series has purchased a stock index futures contract and the price of the stock index has declined, the position would be less valuable and the Series would be required to make a variation payment to the broker.

The loss from investing in futures transactions is potentially unlimited. To limit such risk, the Series will not enter into stock index futures contracts for speculation and will only enter into futures contracts which are traded on established futures markets. The Series may, however, purchase or sell stock index futures contracts with respect to any stock index. Nevertheless, to hedge the Series' portfolio successfully, the Advisor must sell stock index futures contracts with respect to indices whose movements will, in its judgment, have a significant correlation with movements in the prices of the Series' portfolio securities.

Closing out an open stock index futures contract sale or purchase is effected by entering into an offsetting stock index futures contract purchase or sale, respectively, for the same aggregate amount of identical securities with the same delivery date. If the offsetting purchase price is less than the original sale price, the Series realize a gain; if it is more, the Series realize a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Series realize a gain; if it is less, the Series realize a loss. The Series must also be able to enter into an offsetting transaction with respect to a particular stock index futures contract at a particular time. If the Series are not able to enter into an offsetting transaction, the Series will continue to be required to maintain the margin deposits on the stock index futures contract.

The Series may elect to close out some or all of their futures positions at any time prior to expiration. The purpose of making such a move would be either to reduce equity exposure represented by long futures positions or increase equity exposure represented by short futures positions. The Series may close their positions by taking opposite positions which would operate to terminate the Series' position in the stock index futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid or released to the Series, and the Series would realize a loss or a gain.

Stock index futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although the Series intend to purchase or sell stock index futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular time. In such an event, it might not be possible to close a stock index futures contract, and in the event of adverse price movements, the Series would continue to be required to make daily cash payments of variation margin. However, in the event stock index futures contracts have been used to hedge portfolio securities, the Series would continue to hold securities subject to the hedge until the stock index futures contracts could be terminated. In such circumstances, an increase in the price of the securities, if any, might partially or completely offset losses on the stock index futures contract. However, as described below, there is no guarantee that the price of the securities will, in fact, correlate with price movements in the futures contract and thus provide an offset to losses on a stock index futures contract.

There are several risks in connection with the use by the Series of stock index futures contracts as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of securities which are the subject of the hedge. The Advisor will, however, attempt to reduce this risk by entering into stock index futures contracts on indices whose movements, in its judgment, will have a significant correlation with movements in the prices of the Series' portfolio securities sought to be hedged.

Successful use of stock index futures contracts by the Series for hedging purposes is also subject to the Advisor's ability to correctly predict movements in the direction of the market. It is possible that, when the Series have sold futures to hedge their portfolios against a decline in the market, the index or indices on which the futures are written might advance and the value of securities held in the Series' portfolio might decline. If this were to occur, the Series would lose money on the futures and also would experience a decline in value in its portfolio securities. However, while this might occur to a certain degree, the Advisor believes that over time the value of the Series' portfolio will tend to move in the same direction as the securities underlying the futures, which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that if the Series were to hedge against the possibility of a decline in the market (adversely affecting stocks held in their portfolios) and stock prices instead increased, the Series would lose part or all of the benefit of increased value of those stocks that it had hedged, because it would have offsetting losses in their futures positions. In addition, in such situations, if the Series had insufficient cash, they might have to sell securities to meet their daily variation margin requirements. Such sales of securities might be, but would not necessarily be, at increased prices (which would reflect the rising market). Moreover, the Series might have to sell securities at a time when it would be disadvantageous to do so.

In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the stock index futures contracts and the portion of the portfolio to be hedged, the price movements in the futures contracts might not correlate perfectly with price movements in the underlying stock index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close stock index futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the stock index and movements in the prices of stock index futures contracts, even a correct forecast of general market trends by the Advisor might not result in a successful hedging transaction over a very short time period.

Options on futures give the purchaser the right, in return for a premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option), rather than to purchase or sell the stock index futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the stock index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash.

The Series may seek to close out an option position on an index by writing or buying an offsetting option covering the same index or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

Futures  on  Securities.  A  futures  contract  on  a  security  is  a  binding
------------------------
contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular month, of securities having a standardized face value and rate of return. Futures contracts by law are not permitted on individual corporate securities and municipal securities but instead are traded on exempt securities, such as government securities and broad-based indexes of securities. Accordingly, these futures contracts will primarily consist of futures based on government securities (i.e., Treasury Bonds). By purchasing futures on securities, the Fund will legally obligate itself to accept delivery of the underlying security and pay the agreed price; by selling futures on securities, it will legally obligate itself to make delivery of the security against payment of the agreed price. Open futures positions on securities are valued at the most recent settlement price, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Board of Directors.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While the Series' futures contracts on securities will usually be liquidated in this manner, it may instead make or take delivery of the underlying securities whenever it appears economically advantageous for the Series to do so. However, the loss from investing in futures transactions is potentially unlimited. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Foreign  Currency  Transactions.  In order to protect against a possible loss on
--------------------------------
investments resulting from a decline in a particular foreign currency against the U.S. dollar or another foreign currency, each Series is authorized to enter into forward foreign currency exchange contracts. In addition, each Series is authorized to conduct spot (i.e., cash basis) currency transactions or to use currency futures contracts, options on such futures contracts, and options on foreign currencies in order to protect against uncertainty in the future levels of currency exchange rates.

Forward  Foreign  Currency Exchange Contracts. Forward foreign currency exchange
----------------------------------------------
contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Series to establish a rate of exchange for a future point in time. A Series may enter into forward foreign currency exchange contracts when deemed advisable by the Advisor under only two circumstances.

First, when entering into a contract for the purchase or sale of a security in a foreign currency, a Series may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency. This hedging technique is known as "transaction hedging".

Second, when the Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, a Series may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This hedging technique is known as "position hedging". With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Series will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

A separate account of each Series consisting of cash or liquid securities equal to the amount of that Series' assets that would be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by such Series.

Currency  Futures  Contracts  and  Options on Futures Contracts.  Each Series is
----------------------------------------------------------------
authorized to purchase and sell currency futures contracts and options thereon. Currency futures contracts involve entering into contracts for the purchase or sale for future delivery of foreign currencies. A "sale" of a currency futures contract (i.e., short) means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a futures contract (i.e., long) means the acquisition of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. These investment techniques will be used only to hedge against anticipated future changes in exchange rates which otherwise might either adversely affect the value of portfolio securities held by the Series or adversely affect the prices of securities which the Series intend to purchase at a later date. The loss from investing in futures transactions is potentially unlimited. To minimize this risk, such instruments will be used only in connection with permitted transaction or position hedging and not for speculative purposes. The Series will not enter in a currency futures contract or option thereon, if as a result thereof, the sum of the amount of initial margin deposits on any such futures (plus deposits on any other futures contracts and premiums paid in connection with any options or futures contracts) that do not constitute "bona fide hedging" under CFTC rules will not exceed 5% of the liquidation value of the Series' total assets after taking into account unrealized profits and losses on such contracts. In addition, the value of all futures contracts sold will not exceed the total market value of the Series' portfolio. The Series will comply with guidelines established by the SEC with respect to covering of obligations under future contracts and will set aside cash and/or liquid securities in a separate account in the amount prescribed.

Although the Series intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. In addition, due to the risk of an imperfect correlation between securities in the Series' portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective. For example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of the gains on the portfolio securities that were the subject of such hedge.

Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained for such contract. Although futures contracts typically require actual delivery of and payment for financial instruments or currencies, the contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical type of financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, a Series realizes a gain; if it is more, a Series realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Series realizes a gain; if it is less, a Series realizes a loss. Transaction costs must also be included in these calculations. There can be no assurance, however, that a Series will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Series is not able to enter into an offsetting transaction, a Series will continue to be required to maintain the margin deposits on the contract. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that a liquid market will develop for any particular futures contracts. See "Risk Factors and Certain Other Factors Relating to Options" above for possible reasons for the absence of a liquid secondary market on an exchange.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if a call option and a short position if a put option) at a specified price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if a call option and a long position if a put option). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

Call options sold by the Series with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying the futures contract, or the placement of liquid assets in a segregated account to fulfill the obligations undertaken by the futures contract. A put option sold by the Series is covered when, among other things, liquid assets are placed in a segregated account to fulfill the obligations undertaken.

Foreign  Currency  Options.  Each  Series,  except for the Tax Exempt Series, is
---------------------------
authorized to purchase and write put and call options on foreign currencies. A call option is a contract whereby the purchaser, in return for a premium, has the right, but not the obligation, to buy the currency underlying the option at a specified price during the exercise period. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the exercise period, to deliver the underlying currency against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying currency at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying currency at the exercise price. The Series will use currency options only to hedge against the risk of fluctuations of foreign exchange rates related to securities held in its portfolio or which it intends to purchase, and to earn a high return by receiving a premium for writing options. Options on foreign currencies are affected by all the factors which influence foreign exchange rates and investments generally.

Risks  Associated  with Hedging Strategies.  There are risks associated with the
-------------------------------------------
hedging strategies described above, including the following: (1) the success of a hedging strategy may depend on the ability of the Advisor to accurately predict movements in the prices of individual securities, fluctuations in domestic and foreign markets and currency exchange rates, and movements in interest rates; (2) there may be an imperfect correlation between the changes in market value of the securities held by the Series and the prices of currency contracts, options, futures and options on futures; (3) there may not be a liquid secondary market for a currency contract, option, futures contract or futures option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations, particularly requirements for qualification as a "regulated investment company" under the Code, may restrict trading in forward currency contracts, options, futures contracts and futures options.

Even a small investment in derivative contracts can have a big impact on stock market, currency and interest rate exposure. Derivatives can also make a Series less liquid and harder to value, especially in declining markets.

OTHER  INVESTMENT  POLICIES

Repurchase  Agreements.  Each  Series  may enter into repurchase agreements with
-----------------------
respect to portfolio securities. Under the terms of a repurchase agreement, the Series purchases securities ("collateral") from various financial institutions such as a bank or broker-dealer (a "seller") which the Advisor deems to be creditworthy, subject to the seller's agreement to repurchase them at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Series plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio securities).

The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at not less than 100% of the repurchase price, and securities subject to repurchase agreements are held by the Series' custodian either directly or through a securities depository. Default by the seller would, however, expose the Series to possible loss because of adverse market action or delay in connection with the disposition of the underlying securities. Repurchase agreements are considered to be loans by the Series under the 1940 Act.

Securities Lending.  The High Yield Bond Series may lend portfolio securities
---------------------
to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Series' Board of Directors. These loans, if and when made, may not exceed 33 1/3% of the Series' total assets taken at value (including the loan collateral). The Series will not lend portfolio securities to its investment advisor, or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government Securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Series.

By lending its securities, the Series may increase its income by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government Securities or letters of credit are used as collateral. The Series may pay a part of the income earned to a third party (such as the Fund's custodian) for acting as the Series' securities lending agent. The Series will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Series must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Series must be able to terminate the loan on demand;
(iv) the Series must receive reasonable interest on the loan, in addition to payments reflecting the amount of any dividends, interest or other distributions on the loaned securities; (v) the Series may pay only reasonable fees in connection with the loan; and, (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Series must terminate the loan and regain the right to vote the securities. Loans may involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Series' ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays.

Short Sales.  Each Series may, within limits, engage in short sales "against the
------------
box". A short sale is the sale of borrowed securities; a short sale against the box means that a Series owns securities equivalent to those sold short. No more than 25% of the net assets (taken at current value) of a Series may be held as collateral for such sales at any one time. Such short sales can be used as a hedge. The Fund has no current intention to engage in short sales against the box.

Forward  Commitments or Purchases on a When-Issued Basis.  Each Series may enter
---------------------------------------------------------
into forward commitments or purchase securities on a when-issued basis. These securities normally are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Series before settlement. These securities are subject to market fluctuation due to changes in market interest rates. Each Series will enter into these arrangements with the intention of acquiring the securities in question and not for speculative purposes and will maintain a separate account consisting of liquid assets in an amount at least equal to the purchase price.

Investment  in  Restricted  Securities.  Each  Series  may invest in "restricted
---------------------------------------
securities" subject to the 10% net asset limitation regarding illiquid securities, however the High Yield Bond Series is subject to a 15% net asset limitation. Restricted securities are securities which were originally sold in private placements and which have not been registered under the Securities Act of 1933, as amended (the "1933 Act"). Such securities generally have been considered illiquid because they may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. The SEC adopted Rule 144A to provide for a safe harbor exemption from the registration requirements of the 1933 Act for resales of restricted securities to "qualified institutional buyers." The result has been the development of a more liquid and efficient institutional resale market for restricted securities. Rule 144A securities may be liquid if properly determined by the Board of Directors.

INVESTMENT  RESTRICTIONS

Each Series has adopted certain restrictions set forth below as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority" of the Fund's outstanding voting securities, which means a vote of the holders of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares.

The following restrictions apply to all the Series with the exception of the High Yield Bond Series:

1. None of the Series may borrow money, except from a bank for temporary or emergency purposes in amounts not exceeding 10% of the Series' total assets, and the Series will not make additional investments while borrowings greater than 5% of its total assets are outstanding;

2. With respect to 75% of its total assets, the Small Cap Series may not invest more than 5% of the value of its total assets at the time of investment in securities of any one issuer (other than obligations issued or guaranteed by the United States Government, its agencies or its instrumentalities). None of the Series may purchase more than 10% of the outstanding voting securities of any one issuer;

3. The Small Cap Series, International Series, Global Fixed Income Series, and World Opportunities Series may not invest 25% or more of the value of its total assets in securities of issuers in any one industry (other than U.S. government securities);

4. None of the Series may invest more than 10% of its total net assets in securities of issuers that are restricted from being sold to the public without registration under the Securities Act of 1933 and illiquid securities, including repurchase agreements with maturities of greater than seven days;

5. Each Series may purchase shares of closed-end (and the World Opportunities may also purchase shares of open-end) investment companies that are traded on national exchanges to the extent permitted by applicable law.

6. None of the Series may make loans, except that each may invest in debt securities and repurchase agreements;

7. None of the Series may purchase securities on margin (but a Series may obtain such short-term credits as may be necessary for the clearance of transactions);

8. None of the Series may make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short (short sale against-the-box), and unless no more than 25% of a Series' net assets (taken at a current value) are held as collateral for such sales at any one time;

9. Issue senior securities or pledge its assets, except that each Series may invest in futures contracts and related options;

10.     None  of  the  Series may buy or sell commodities or commodity contracts
(the  Small  Cap,  Commodity,  Technology,   International, Life Sciences,
Global Fixed Income, and World Opportunities Series also expressly provide that forward foreign currency contracts are not considered commodities or commodity contracts for purposes of this restriction) or real estate or interest in real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate.

11. None of the Series may act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

12. None of the Series may make investments for the purpose of exercising control or management;

13. None of the Series may participate on a joint or joint and several basis in any trading account in securities;

14. None of the Series may invest in interests in oil, gas or other mineral exploration or development programs, although it may invest in the common stocks of companies which invest in or sponsor such programs;

15. None of the Series may purchase foreign securities if as a result of the purchase of such securities more than 10% of a Series' assets (25% in the case of the Life Sciences Series and 100% in the case of the International, Global Fixed Income, World Opportunities and Commodity Series) would be invested in foreign securities provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market;

16. None of the Series (except for the Global Fixed Income Series, New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Series) may invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

In  addition  to  the  foregoing:

17. Under the Investment Company Act of 1940 and the rules and regulations thereunder, each Series is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, such Series owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of its total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of a Series. A Series' purchase of such investment companies would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. None of the Series, except the World Opportunities Series, will purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

18. The Series' investment policies with respect to options on securities and with respect to stock index and currency futures and related options are subject to the following fundamental limitations: (1) with respect to any Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) a Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by a Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of each Series and the option is issued by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

19. The Series will not purchase or retain securities of an issuer if an officer or director of such issuer is an officer or director of the Fund or its investment adviser and one or more of such officers or directors of the Fund or its investment adviser owns beneficially more than 1/2% of the shares or securities of such issuer and all such directors and officers owning more than 1/2% of such shares or securities together own more than 5% of such shares or securities.

20. The Series will not purchase securities of any company which has (with predecessors) a record of less than three years continuous operation if as a result more than 5% of the Series' assets would be invested in securities of such companies.

 In addition , the Commodity Series is subject to the following investment limitation which is not fundamental: The Public
Utility Holding Company Act of 1935 ("PUHCA") places certain restrictions on affiliates of public utility companies as defined in PUHCA. The Commodity Series will not acquire 5% or more of the outstanding voting securities of a public utility in order to avoid imposition of these restrictions.

All of the above percentage limitations, as well as the issuers gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised.

The  High  Yield  Bond  Series  may  not:

1. Purchase any securities which would cause more than 25% of the total assets of the Series, based on current value at the time of such purchase, to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities, or (b) obligations of state or municipal governments and their political subdivisions.

2. Borrow, except that the Series may (a) borrow from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) to the extent consistent with the Series' investment objective and policies, enter into reverse repurchase agreements, forward roll transactions and similar investment techniques and strategies. To the extent it engages in transactions described in (a) and (b), the Series will be limited so that no more than 33 1/3% of its total assets (including the amount borrowed), less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3. Make loans, except that the Series may (a) purchase or hold debt instruments in accordance with its investment objective and policies, (b) enter into repurchase agreements, and (c) loan its portfolio securities, to the fullest extent permitted under the 1940 Act, and any rules, regulation or order thereunder.

4. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts including futures contracts. However, subject to its permitted investments, the Series may (a) invest in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) hold or sell real estate received in connection with securities it holds or held; or (c) trade in futures contracts (including forward foreign currency contracts) and options on futures contracts (including options on currencies) to the extent consistent with the Series' investment objective and policies.

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described in this Statement of Additional Information or as permitted by the 1940 Act, and any rule, regulation or order of the SEC thereunder.

The foregoing percentages (except the limitation on borrowing) will apply at the time of the purchase of a security.

The following non-fundamental policies apply to the High Yield Bond Series. These non-fundamental policies may be changed by the Board of Directors without shareholder approval.

The  Series  may  not:

1.     Invest  in  companies  for  the  purpose  of  exercising  control.

2. Purchase illiquid securities, i.e., securities that cannot be disposed at approximately the amount at which the Series has valued them in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3. Purchase foreign securities if as a result of the purchase of such securities more than 50% of the Series' assets would be invested in foreign securities, provided that this restriction shall not apply to foreign securities that are listed on a domestic securities exchange or represented by American depository receipts that are traded either on a domestic securities exchange or in the United States on the over-the-counter market.

4. Invest more than 5% of the value of its total net assets in warrants. Included within that amount, but not to exceed 2% of the value of the Series' net assets, may be warrants which are not listed on the New York or American Stock Exchange.

5. Sell securities short unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount of, the securities sold short (short sale against the box), and unless no more than 25% of the Series' net assets (taken at a current value) are held as collateral for such sales at any one time.

6. Purchase securities on margin, except that the Series may obtain short-term credits that are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

7. The Series will not purchase or retain securities issued by open-end investment companies (other than money market funds for temporary investment).

8. The Series' investment policies with respect to options on securities and with respect to stock index and current futures and related options are subject to the following limitations: (1) with respect to the Series, the aggregate value of the securities underlying calls or obligations underlying puts determined as of the date options are sold shall not exceed 25% of the assets of the Series; (2) the Series will not enter into any option transaction if immediately thereafter, the aggregate premiums paid on all such options which are held at any time would exceed 20% of the total net assets of the Series; (3) the aggregate margin deposits required on all futures or options thereon held at any time by the Series will not exceed 5% of the total assets of the Series; (4) the security underlying the put or call is within the investment policies of the Series and the option is used by the Options Clearing Corporations; and (5) the Series may buy and sell puts and calls on securities and options on financial futures if such options are listed on a national securities or commodities exchange.

Except or as may be specifically provided to the contrary, each of the above percentage limitations are applicable at the time of a purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised.

PORTFOLIO  TURNOVER

An annual portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding certain debt securities) for a year and dividing that amount by the monthly average of the market value of such securities during the year. Each Series expects that its long-term average turnover rate will be less than 100%.
However, turnover will in fact be determined by market conditions and opportunities, and therefore it is impossible to estimate the turnover rate with confidence.

THE  FUND

The Fund is an open-end management investment company incorporated under the laws of the State of Maryland on July 26, 1984. Prior to February 1998, the Fund was named Manning & Napier Fund, Inc. The Board of Directors may, at its own discretion, create additional Series of shares, each of which would have separate assets and liabilities.

Each share of a Series represents an identical interest in the investment portfolio of that Series and has the same rights, except that (i) each class of shares bears those distribution fees, service fees and administrative expenses applicable to the respective class of shares as a result of its sales arrangements, which will cause the different classes of shares to have different expense ratios and to pay different rates of dividends, (ii) each class has exclusive voting rights with respect to those provisions of the Series' Rule 12b-1 distribution plan which relate only to such class and (iii) the classes have different exchange privileges. As a result of each class' differing Rule 12b-1 distribution and shareholder services plan, shares of different classes of the same Series may have different net asset values per share.

The Fund does not expect to hold annual meetings of shareholders but special meetings of shareholders may be held under certain circumstances. Shareholders of the Fund retain the right, under certain circumstances, to request that a meeting of shareholders be held for the purpose of considering the removal of a Director from office, and if such a request is made, the Fund will assist with shareholder communications in connection with the meeting. The shares of the Fund have equal rights with regard to voting, redemption and liquidations. The Fund's shareholders will vote in the aggregate and not by Series or Class except as otherwise expressly required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a Series or a Class. Income, direct liabilities and direct operating expenses of a Series will be allocated directly to the Series, and general liabilities and expenses of the Fund will be allocated among the Series in proportion to the total net assets of the Series by the Board of Directors. The holders of shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable and do not have cumulative voting rights.

Shares of the Fund may not be available for purchase in every state. If a Series is not registered in a state, investments will not be accepted for the Series from shareholders in that state, and requests to exchange from another Series into that Series also will not be accepted. Please contact the Fund at 1-800-466-3863 for information about state availability.

MANAGEMENT

The overall business and affairs of the Fund are managed by the Fund's Board of Directors. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, custodian and distributor. The day-to-day operations of the Fund are delegated to the Fund's officers and to the Advisor. A committee made up of investment professionals and analysts makes all the investment decisions for the Fund.


The Directors and officers of the Fund are:
Name, Address               Position                             Principal Occupations
and Age                   with the Fund                          During Past Five Years
------------------------------------------------------------------------------------------------------
William Manning             President          President, Director, co-founder, Manning & Napier Advisors,Inc.;
1100 Chase Square                              President, Director, Founder, CEO, Treasurer, and Member of various
Rocheter, NY 14604                             subsidiaries; President, Director, Founder & CEO, Synmatix Corporation
DOB:12/24/36

B. Reuben Auspitz*          Vice President &   Executive Vice-President and Director Manning & Napier Advisors, Inc.;
1100 Chase Square           Director           Vice-President and Director, Exeter Insurance Fund, Inc.
Rochester, NY 14604                            President and Director, Manning & Napier Investor Services, Inc.;
DOB: 3/18/47                                   Director, Chairman, Treasurer and Member of various subsidiaries;
                                               Director and Chairman, Exeter Trust Company

Martin Birmingham           Director           Trustee, the Freedom Forum;
21 Brookwood Road                              Director, Exeter Insurance Fund, Inc.;
Pittsford, NY 14604                            Director Emertitus, AAC Corporation
DOB: 10/30/21

Stephen B. Ashley           Director           Chairman and Chief Executive Officer, the Ashley Group
600 Powers Building                            Director, Genesee Corp.;
16 West Main Street                            Director, Hahn Automotive;
Rochester, NY 14604                            Director, Fannie Mae;
DOB: 03/22/40                                  Director, Exeter Insurance Fund, Inc.

Harris H. Rusitzky          Director           President, Blimpie of Central New York and the Greening Group;
One Grove Street                               Director, Exeter Insurance Fund, Inc.
Pittsford, NY 14534
DOB: 1/9/35

Peter L. Faber              Director           Partner, McDermott, Will & Emory;
1211 Avenue of the                             Director, Exeter Insurance Fund, Inc.
Americas
New York, NY 10036
DOB: 4/29/38

Jodi Hedberg                Corporate          Compliance Manager, Manning & Napier Advisors, Inc.;
1100 Chase Square           Secretary          Corporate Secretary, Exeter Insurance Fund, Inc.
Rochester, NY 14604
DOB: 11/26/67

Christine Glavin            Chief Financial    Chief Financial & Accounting Officer, Treasurer, Exeter Insurance Fund, Inc.
1100 Chase Square           & Accounting
Rochester, NY 14604         Officer,
09/05/66                    Treasurer


* Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

The only Committee of the Fund is an Audit Committee whose members are B. Reuben Auspitz, Harris H. Rusitzky and Stephen B. Ashley.

Directors affiliated with the Advisor do not receive fees from the Fund. Each Director who is not affiliated with the Advisor shall receive an annual fee of $2,500. Annual fees will be calculated monthly and prorated. In addition to the annual fee, each Director who is not affiliated with the Advisor shall receive $375 per Board Meeting attended for each active Series of the Fund, plus $500 for any Committee Meeting held on a day on which a Board Meeting is not held.

COMPENSATION  TABLE  FOR  FISCAL  YEAR  ENDED  DECEMBER  31,  2000

                                  Aggregate
                                -------------
Name                 Position                  Pension    Estimated    Total Compensation
------------------  ----------                 -------  -------------  -------------------
                       with     Compensation               Annual           from Fund
                    ----------  -------------           -------------  -------------------
                    Registrant    from Fund             Benefits upon       and Fund
                    ----------  -------------           -------------  -------------------
                                                         Retirement         Complex1
                                                        -------------  -------------------

B. Reuben Auspitz2  Director    $           0  N/A      N/A            $                 0


Martin Birmingham.  Director    $      25,000  N/A      N/A            $            33,125


Harris H. Rusitzky  Director    $      25,500  N/A      N/A            $            34,125


Peter L. Faber      Director    $      25,000  N/A      N/A            $            33,125


Stephen B. Ashley   Director    $      25,500  N/A      N/A            $            34,125

1Includes compensation for service on Board of Directors of Exeter Insurance Fund, Inc.
2Interested Director, within the meaning of the Investment Company Act of 1940 (the "1940 Act").

CODE  OF  ETHICS

The Board of Directors of the Fund, the Advisor, and the Fund's principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. This Code of Ethics applies to the personal investing activities of directors, officers and certain employees ("access persons"). Rule 17j-1 and the Code are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. A copy of the Code of Ethics is on file with the Securities and Exchange Commission, and is available to the public.

BENEFICIAL  OWNERS

The following persons were known by the Fund to be owner of record 5% or more of
the  outstanding  voting  securities  of  each  Series  on   August 20,
2001.

Name  and  Address  of  Holder  of  Record          Percentage  of  Series
------------------------------------------          ----------------------

                                Small Cap Series


Manning & Napier Advisors, Inc.                        7.62%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604



                              International Series

Manning & Napier Advisors, Inc.                       10.01%
FBO American Electric Power Co.
Pension Plan
1100 Chase Square
Rochester, NY 14604

     New  York  Tax  Exempt  Series

Manning & Napier Advisors, Inc.                         6.01%
FBO William B. Hale
1100 Chase Square
Rochester, NY 14604

Manning & Napier Advisors, Inc. . . . . .  . . . . . .   5.04%
FBO Despatch Industries Inc. Fund A
1100 Chase Square
Rochester, NY 14604



                             Ohio Tax Exempt Series



Manning & Napier Advisors, Inc.                        17.39%
FBO Franklin Eck
1100 Chase Square
Rochester, NY 14604

Manning & Napier Advisors, Inc.                        10.71%
FBO Constance and Harrison Smith
1100 Chase Square
Rochester, NY 14604

Manning & Napier Advisors, Inc.                         6.55%
FBO David A. Belford
1100 Chase Square
Rochester, NY 14604



     Technology  Series

Manning & Napier Advisors, Inc.                         6.51%
FBO American Electric Power Company
Pension Plan
1100 Chase Square
Rochester, NY 14604



THE  ADVISOR

Exeter Asset Management, a division of Manning & Napier Advisors, Inc. ("MNA"), acts as the Fund's investment advisor. Mr. William Manning controls the Advisor by virtue of his ownership of the securities of MNA. The Advisor also is generally responsible for supervision of the overall business affairs of the Fund including supervision of service providers to the Fund and direction of the Advisor's directors, officers or employees who may be elected as officers of the Fund to serve as such.

The Fund pays the Advisor for the services performed a fee at the annual rate of 0.50% of the daily net assets of the New York Tax Exempt Series, Ohio Tax Exempt Series, and Diversified Tax Exempt Series and 1% of each other Series' daily net assets. The advisory fee charged by the Advisor to its investment advisory clients will not include or be based on assets of such clients held in shares of the Series. As described below, the Advisor is separately compensated for acting as transfer agent and accounting services agent for the Series.

Under the Investment Advisory Agreement (the "Agreement") between the Fund and the Advisor, the Fund is responsible for its operating expenses, including: (i) interest and taxes; (ii) brokerage commissions; (iii) insurance premiums; (iv) compensation and expenses of its Directors other than those affiliated with the Advisor; (v) legal and audit expenses; (vi) fees and expenses of the Fund's custodian, and accounting services agent, if obtained for the Fund from an entity other than the Advisor; (vii) expenses incidental to the issuance of its shares, including issuance on the payment of, or reinvestment of, dividends and capital gain distributions; (viii) fees and expenses incidental to the registration under federal or state securities laws of the Fund or its shares;
(ix) expenses of preparing, printing and mailing reports and notices and proxy material to shareholders of the Fund; (x) all other expenses incidental to holding meetings of the Fund's shareholders; (xi) dues or assessments of or contributions to the Investment Company Institute or any successor; and (xii) such non-recurring expenses as may arise, including litigation affecting the Fund and the legal obligations with respect to which the Fund may have to indemnify its officers and directors.

Pursuant to a separate expense limitation agreement, the Advisor has contractually agreed to waive fees and reimburse expenses so that the total operating expenses for the New York, Ohio, and Diversified Tax Exempt Series exclusive of 12b-1 fees do not exceed 0.85% of each Series' total net assets. This agreement will remain in effect until at least April 30, 2002 and may be extended.

For periods ended December 31, (unless otherwise indicated), the aggregate total of advisory fees paid by the Series to the Advisor were as follows:






                           1998      1999      2000
                        ----------  ------  -----------

                                     Fees
Series                  Fees Paid   Waived   Fees Paid   Fees Waived   Fees Paid   Fees Waived
----------------------  ----------  ------  -----------  -----------  -----------  ------------


Small Cap. . . . . . .  $1,162,115  N/A     $  913,250   N/A          $  942,562   N/A
----------------------  ----------  ------  -----------  -----------  -----------  ------------


Technology . . . . . .  N/A         N/A     N/A          N/A          $225,398(2)  N/A
                        ----------  ------  -----------  -----------  -----------  ------------


International. . . . .  $2,085,472  N/A     $1,834,579   N/A          $1,275,276   N/A
                        ----------  ------  -----------  -----------  -----------  ------------


World Opportunities. .  $1,365,694  N/A     $1,896,402   N/A          $  982,406   N/A
                        ----------  ------  -----------  -----------  -----------  ------------


New York Tax Exempt. .  $  250,787  N/A     $  276,749   N/A          $  290,620   N/A
                        ----------  ------  -----------  -----------  -----------  ------------


Ohio Tax Exempt. . . .  $   50,474  N/A     $   48,570   N/A          $    6,121   $     35,833
                        ----------  ------  -----------  -----------  -----------  ------------


Diversified Tax Exempt  $  136,071  N/A     $  158,586   N/A          $  190,171   N/A
                        ----------  ------  -----------  -----------  -----------  ------------

Global Fixed
Income . . . . . . . .  $1,248,572  N/A     $1,033,386   N/A          $  828,011   N/A
----------------------  ----------  ------  -----------  -----------  -----------  ------------

Life Sciences. . . . .  N/A         N/A     $121,292(1)  N/A          $  983,296   N/A
----------------------  ----------  ------  -----------  -----------  -----------  ------------

(1) For the period November 5, 1999 (Commencement of Operations) to December 31, 1999.
(2) For the period August 8, 2000 (Commencement of Operations to December 31, 2000.

The Agreement provides that in the event the expenses of the Fund (including the fee of the Advisor but excluding: (i) brokerage commissions; (ii) interest;
(iii) taxes; and (iv) extraordinary expenses except for those incurred by the Fund as a result of litigation in connection with a suit involving a claim for recovery by the Fund, or as a result of litigation involving a defense against a liability asserted against the Fund, provided that, if the adviser made the decision or took the action which resulted in such claim the adviser acted in good faith without gross negligence or misconduct, and for any indemnification paid by the Fund to its officers, directors and advisers in accordance with applicable state and federal laws as a result of such litigation) for any fiscal year exceed the limits set by applicable regulations of state securities commissions, the Advisor will reduce its fee by the amount of such excess. Any such reductions or refunds are accrued and paid in the same manner as the Advisor's fee and are subject to readjustment during the year.

The Agreement states that the Advisor shall give the Fund the benefit of its best judgment and effort in rendering services thereunder, but the Advisor shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon its own investigation and research or upon investigation and research made by any other individual, firm or corporation, if such purchase, sale or retention shall have been made and such other individual, firm or corporation shall have been selected in good faith. The Agreement also states that nothing contained therein shall, however, be construed to protect the Advisor against any liability to the Fund or its security holders by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Agreement also provides that it is agreed that the Advisor shall have no responsibility or liability for the accuracy or completeness of the Fund's Registration Statement under the 1940 Act or the Securities Act of 1933 except for information supplied by the Advisor for inclusion therein; the Fund agrees to indemnify the Advisor to the full extent permitted by the Fund's Articles of Incorporation.

On April 30, 1993, the Advisor became the Fund's Transfer Agent. For servicing the Ohio Tax Exempt Series, New York Tax Exempt Series and the Diversified Tax Exempt Series in this capacity, for the fiscal years ended December 31, 1998, December 31, 1999, and December 31, 2000, the Advisor received $20,992, $23,227, and $25,091 respectively, from the Fund. The Advisor did not charge for its Transfer Agent Services to the other Series.
Under a Master Services Agreement effective March 26, 2001, the Fund has agreed to pay the Advisor an annual fee of $22,000 per Series plus an additional $12.50 per account for providing transfer agency services to the Class A shares of the Small Cap Series and the World Opportunities Series and to the Commodity Series,
Technology  Series,   High Yield Bond Series, International Series,
Life Sciences Series, and Global Fixed Income Series. Additional classes of shares within a Series will be subject to the same fees. In addition, the Fund will pay an annual fee of $10 for certain types of retirement plans. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 under which BISYS will serve as sub-transfer agent.

Pursuant to the Master Services Agreement dated April 14, 2000, the Advisor became the Fund's accounting services agent. For these services, the Fund will pay the Advisor a fee of 0.04% of each Series' daily net assets calculated daily and payable monthly, with a minimum annual fee of $48,000 per Series. In addition, the Fund will pay the Advisor an additional annual fee of $10,000 for each additional class of a Series. For the fiscal year ended December 31, 2000, the Fund paid the Advisor $340,583 for fund accounting services. The Advisor has entered into an agreement with BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219 under which BISYS will serve as sub-accounting services agent.

Shares of the Series may be used from time to time as an investment for clients of the Advisor who utilize discretionary account management services provided by the Advisor or its affiliates. In connection with these services, the shares of a Series may be utilized as the principal investment medium or, for certain Series, may be used as a means of capturing an investment opportunity in a specific market or industry sectors. Once the Advisor determines that such an investment opportunity has been captured for its discretionary accounts, it generally will sell the shares of the relevant Series from such clients' accounts. The Advisor will monitor the cash flows in and out of the Series resulting from any such activity in an effort to minimize any potential negative impact upon the performance of the Series.

DISTRIBUTION  OF  FUND  SHARES

Manning & Napier Investor Services, Inc. (the "Distributor") acts as Distributor of the Fund shares and is located at the same address as the Advisor and the Fund. The Distributor and the Fund are parties to a distribution agreement dated May 11, 1999 (the "Distribution Agreement") which applies to each Class of shares.

The Distribution Agreement will remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement ("Qualified Directors") or by a majority of the outstanding shares of the Fund upon not more than 60 days' written notice by either party or upon assignment by the Distributor. The Distributor will not receive compensation for distribution of Class A shares of the Portfolio. The Fund has adopted Plans of Distribution with respect to the Class B, C, D and E Shares (the "Plans"), pursuant to Rule 12b-1 under the 1940 Act. Currently, only the Small Cap Series and the World Opportunities Series offer multiple classes pursuant to the Plans. The Advisor may impose separate requirements in connection with employee purchases of the Class A Shares of the Series.

The  Plans
----------

The Fund has adopted each Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each Plan must be approved annually by a majority of the Directors of the Fund and by a majority of the Qualified Directors. Each Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Directors. A Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the respective class of the Fund. All material amendments of a Plan will require approval by a majority of the Directors of the Fund and of the Qualified Directors.

The Distributor expects to allocate most of its fee to investment dealers, banks or financial service firms that provide distribution, administrative and/or shareholder services ("Financial Intermediaries"). The Financial Intermediaries may provide for their customers or clients certain services or assistance, which may include, but not be limited to, processing purchase and redemption transactions, establishing and maintaining shareholder accounts regarding the Fund, and such other services as may be agreed to from time to time and as may be permitted by applicable statute, rule or regulation. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and the Distributor is free to make additional payments out of its own assets to promote the sale of Fund shares.

The Distributor receives distribution and/or service fees, at the rates set forth below, for providing distribution and/or shareholder services to the Class B, C, D and E Shares. The Distributor expects to allocate most of its distribution fees and shareholder service fees to Financial Intermediaries that enter into shareholder servicing agreements ("Servicing Agreements") with the Distributor. The different Classes permit the Fund to allocate an appropriate amount of fees to a Financial Intermediary in accordance with the level of distribution and/or shareholder services it agrees to provide.

As compensation for providing distribution and shareholders services for the Class B Shares, the Distributor receives a distribution fee equal to 0.75% of the Class B Shares' average daily net assets and a shareholder servicing fee equal to 0.25% of the Class B Shares' average daily net assets. As compensation for providing distribution and shareholder services for the Class C Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.75% of the Class C Shares' average daily net assets. As compensation for providing distribution and shareholders service for the Class D Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.50% of the Class D Shares' average daily net assets. The shareholder services component of the foregoing fees for Classes C and D is limited to 0.25% of the average daily net assets of the respective class. As compensation for providing distribution services for the Class E Shares, the Distributor receives an aggregate distribution and shareholder servicing fee equal to 0.25% of the average daily net assets of the Class E Shares. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee.

Payments under the Plans are made as described above regardless of the Distributor's actual cost of providing distribution services and may be used to pay the Distributor's overhead expenses. If the cost of providing distribution services to the Fund is less than the payments received, the unexpended portion of the distribution fees may be retained as profit by the Distributor. The Distributor may from time to time and from its own resources pay or allow additional discounts or promotional incentives in the form of cash or other compensation (including merchandise or travel) to Financial Intermediaries and it is free to make additional payments out of its own assets to promote the sale of Fund shares. Similarly, the Advisor may, from its own resources, defray or absorb costs related to distribution, including compensation of employees who are involved in distribution.

Class B, C, D and E shares were not offered prior to the end of the Series' respective fiscal year ends and therefore the Distributor received no compensation from the Series for such periods.

CUSTODIAN,  INDEPENDENT  ACCOUNTANT  AND  COUNSEL

The custodian for the Fund is Boston Safe Deposit and Trust Company, 135 Santilli Highway, Everett, MA 02149. Boston Safe Deposit and Trust Company may, at its own expense, employ one or more sub-custodians on behalf of the Fund, provided that Boston Safe Deposit and Trust Company shall remain liable for all its duties as custodian. The foreign sub-custodians will act as custodian for the foreign securities held by the fund.

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110 are the independent accountants for the Series. The Fund's counsel is Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, PA 19103.

PORTFOLIO  TRANSACTIONS  AND  BROKERAGE

The Agreement states that in connection with its duties to arrange for the purchase and the sale of securities held in the portfolio of the Fund by placing purchase and sale orders for the Fund, the Advisor shall select such broker-dealers ("brokers") as shall, in the Advisor's judgment, implement the policy of the Fund to achieve "best execution", i.e., prompt and efficient execution at the most favorable securities price. In making such selection, the Advisor is authorized in the Agreement to consider the reliability, integrity and financial condition of the broker, the size and difficulty in executing the order and the value of the expected contribution of the broker to the investment performance of the Fund on a continuing basis. The Advisor is also authorized to consider whether a broker provides brokerage and/or research services to the Fund and/or other accounts of the Advisor. The Fund understands that a substantial amount of its portfolio transactions may be transacted with primary market makers acting as principal on a net basis, with no brokerage commissions being paid by the Fund. Such principal transactions may, however, result in a profit to market makers. In certain instances the Advisor may make purchases of underwritten issues for the Fund at prices which include underwriting fees. The

Agreement states that the commissions paid to such brokers may be higher than another broker would have charged if a good faith determination is made by the Advisor that the commission is reasonable in relation to the services provided, viewed in terms of either that particular transaction or the Advisor's overall responsibilities as to the accounts as to which it exercises investment discretion and that the Advisor shall use its judgment in determining that the amount of commissions paid are reasonable in relation to the value of brokerage and research services provided. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Fund, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Fund, indicating the broker-dealers to whom such allocations have been made and the basis therefore.

The research services discussed above may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market economic or institutional areas and information assisting the Fund in the valuation of its investments. The research which the Advisor receives for the Fund's brokerage commissions, whether or not useful to the Fund may be useful to the Advisor in managing the accounts of the Advisor's other advisory clients. Similarly, the research received for the commissions of such accounts may be useful to the Fund.

For the fiscal year ended December 31, 2000, the Series paid brokerage commissions to brokers because of research services provided as follows:







                                               Aggregate of
Series                         Brokerage
--------------------------
                             Commissions in    Dollar Amount
                            Connection with    Transactions
                                Research      for which Such
                                Services        Commissions
                                Provided         Were Paid
                            ----------------  ---------------
International Series . . .  $         86,233  $    30,922,344
Life Sciences Series . . .  $        527,001  $   205,146,566
Small Cap Series . . . . .  $        208,189  $    61,800,532
Technology Series. . . . .  $         69,130  $    44,945,009
World Opportunities Series  $        339,143  $    98,343,089

There were no brokerage commissions paid to affiliates during the last three fiscal years.

NET  ASSET  VALUE

The net asset value is determined on each day that the New York Stock Exchange is open for trading. In determining the net asset value of the Fund's shares, common stocks that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price on the exchange on which each stock is principally traded as of the close of the New York Stock Exchange (generally 4:00 p.m., Eastern time), or, in the absence of recorded sales, at the closing bid prices on such exchanges or on such System. Unlisted securities that are not included in such National Market System are valued at the quoted bid prices in the over-the-counter market. All securities initially expressed in foreign currencies will be converted to U.S. dollars at the exchange rates quoted at the close of the New York markets. Short securities positions are accounted for at value, using the same method of valuation described above. Securities and other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors. The Advisor may use a pricing service to obtain the value of the Fund's portfolio securities where the prices provided by such pricing service are believed to reflect the fair market value of such securities. The methods used by the pricing service and the valuations so established will be reviewed by the Advisor under the general supervision of the Fund's Board of Directors. Several pricing services are available, one or more of which may be used as approved by the Fund's Board of Directors.

FEDERAL  TAX  TREATMENT  OF  DIVIDENDS  AND  DISTRIBUTIONS

The following is only a summary of certain tax considerations generally affecting a Series and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local tax liabilities.

The following discussion of certain federal income tax consequences is based on the Code, and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, certain administrative changes, or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

It is the policy of each of the Series to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, each of the Series expects to be relieved of federal income tax on investment company taxable income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) distributed to shareholders.

In order to qualify as a regulated investment company each Series must, among other things, (1) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies; and (2) diversify its holdings so that at the end of each quarter of each taxable year
(i) at least 50% of the market value of the Series' total assets is represented by cash or cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Series' total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or securities of any other regulated investment company) or of two or more issuers that the Series controls and that are engaged in the same, similar, or related trades or businesses.

These requirements may restrict the degree to which the Series may engage in certain hedging transactions and may limit the range of the Series' investments. If a Series qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes each year to the shareholders, provided the Series distributes at least (a) 90% of its "investment company taxable income" (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital loss) and (b) 90% of its net exempt interest income (the excess of (i) its tax-exempt interest income over (ii) certain deductions attributable to that income).

If for any taxable year, a Series does not qualify as a regulated investment company under Sub-chapter M of the Code, all of its taxable income will be subject to tax at regular corporate tax rates without any deduction for distributions to shareholders and all such distributions will be taxable to shareholders as ordinary dividends to the extent of the Series' current or accumulated earnings and profits. Such distributions will generally qualify for the corporate dividends received deduction for corporate shareholders.

If a Series fails to distribute in a calendar year at least 98% of its ordinary income for the year and 98% of its capital gain net income (the excess of short and long term capital gains over short and long term capital losses) for the one-year period ending October 31 of that year (and any retained amount from the prior year), the Series will be subject to a nondeductible 4% federal excise tax on the undistributed amounts. The Series generally intend to make sufficient distributions to avoid imposition of this tax.

Distributions declared in October, November, or December to shareholders of record during those months and paid during the following January are treated as if they were received by each shareholder on December 31 of the year in which they are declared for tax purposes.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Series by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise generally will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains generally are currently taxed at a maximum rate of 20%, and short-term capital gains are currently taxed at ordinary income tax rates.

In  certain  cases,  a Series will be required to withhold and remit to the U.S.
Treasury   30.5%  of  any  taxable  dividends,  capital  gain
distributions and redemption proceeds paid to a shareholder (1) who has failed to provide a correct and properly certified taxpayer identification number, (2) who is subject to backup withholding by the Internal Revenue Service, or (3) who has not certified to the Fund that such shareholder is not subject to backup withholding. This backup withholding is not an additional tax, and any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

Dividends paid to nonresident alien individuals and foreign entities are potentially subject to different tax treatment, including a possible U.S. federal income tax, required to be withheld by the applicable Series, at a 30% rate (or a lower rate provided by an applicable income tax treaty). Certification of foreign status by such shareholders also will generally be required to avoid backup withholding on capital gain distributions and redemption proceeds.

A Series' transactions in certain futures contracts, options, forward contracts, foreign currencies, foreign debt securities, foreign entities treated as investment companies, derivative securities and certain other investment and hedging activities will be subject to special tax rules. In a given case, these rules may accelerate income to the Series, defer losses to the Series, cause adjustments in the holding periods of the Series' assets, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Series' income. These rules could therefore affect the amount, timing, and character of distributions to shareholders. Each Series will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Series.

The High Yield Bond Series is expected to distribute primarily ordinary income dividends derived from interest earned on its investments in debt securities. The Series may also invest in certain derivative securities, including index-linked notes. Investment by the High Yield Bond Series in securities issued at a discount or providing for deferred interest or for payment of interest in the form of additional obligations could, under special tax rules, affect the amount, timing and character of distributions to shareholders. For example, the Series could be required to recognize annually a portion of the discount (or deemed discount) at which securities were issued and distribute such portion in order to maintain its qualification as a regulated investment company. In order to generate cash to satisfy the distribution requirements of the Code, the Series may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources.

Shareholders will be advised annually as to the federal income tax consequences of distributions made during the year. Certain distributions may qualify for a dividends received deduction for corporate shareholders, subject to holding period requirements and other limitations under the Code, if they are attributable to the qualifying dividend income a Series receives from a domestic corporation and are properly designated by that Series.
However, information set forth in the Prospectuses and this Statement of Additional Information which relates to taxation is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund's Series. No attempt has been made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of a Series are urged to consult their tax advisors with specific reference to their own tax situation.

Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Fund, which may differ from the federal income tax consequences. For example, under certain specified circumstances, state income tax laws may exempt from taxation distributions of a regulated investment company to the extent that such distributions are derived from interest on federal obligations. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions, such exemption is available.

Additional Tax Information Concerning the New York Tax Exempt, Ohio Tax Exempt and Diversified Tax Exempt Series -- The New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series (the "Tax Exempt Series") are designed to provide shareholders with current tax exempt interest income and are not intended to constitute a balanced investment program. Certain recipients of Social Security and railroad retirement benefits may be required to take into account income from the Tax Exempt Series in determining the taxability of their benefits. In addition, the Tax Exempt Series may not be an appropriate investment for shareholders that are "substantial users" or persons related to such users of facilities financed by private activity bonds or industrial revenue bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Shareholders should consult their tax advisers to determine the potential effect, if any, on their tax liability of investing in the Tax Exempt Series.

If, at the close of each quarter of its taxable year, at least 50% of the value of a Tax Exempt Series' total assets consists of securities the interest on which is excludable from gross income, such Series may pay "exempt-interest dividends" to its shareholders. The policy of the Tax Exempt Series is to pay each year as dividends substantially all of its interest income, net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax Exempt Series, and designated by the Series as an exempt-interest dividend in a written notice mailed to shareholders within 60 days after the close of such Series' taxable year. However, aggregate exempt-interest dividends for the taxable year may not exceed the net interest from Municipal Securities and other securities exempt from the regular Federal income tax received by the Tax Exempt Series during the taxable year. The percentage of total dividends paid for any taxable year which qualifies as Federal exempt-interest dividends will be the same for all shareholders receiving dividends from the Tax Exempt Series during such year, regardless of the period for which the shares were held.

Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax and the Environmental Tax) for both corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they were derived from private activity bonds, will be included in the corporation's "adjusted current earnings", as defined in
Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during the taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income", which could include exempt-interest dividends.

Issuers of bonds purchased by the Tax Exempt Series (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with the covenants.

Under the Code, if a shareholder receives an exempt-interest dividend with respect to any share and such share is held for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend.

Although the Tax Exempt Series do not expect to earn any investment company taxable income (as defined by the Code), any income earned on taxable investments will be distributed and will be taxable to shareholders as ordinary income. In general, "investment company taxable income" comprises taxable net investment income plus the excess, if any, of and net short-term capital gains over net long-term capital losses. The Tax Exempt Series would be taxed on any undistributed investment company taxable income. Since any such income will be distributed, it is anticipated that no such tax will be paid by the Tax Exempt Series.

Although each Tax Exempt Series expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Tax Exempt Series may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Tax Exempt Series and their shareholders under such laws may differ from their treatment under Federal income tax laws. Shareholders are advised to consult their tax advisers concerning the application of state and local taxes.

If for any taxable year a Tax Exempt Series does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). Moreover, upon distribution to shareholders, the Tax Exempt Series' income, including Municipal Securities interest income, will be taxable to shareholders to the extent of such Series' current and/or accumulated earnings and profits.

PERFORMANCE  INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Series' past performance.

Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL  RETURN
-------------

From time to time each Series may advertise total return for each class of shares of the Series. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Series) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Series) and the deduction of all applicable Fund expenses on an annual basis.

The average annual compounded rates of return (unless otherwise noted) for the Fund's Series for the periods ended December 31, 2000 are as follows:





                                                                                               Most
                                                               Avg.         Most              Recent
                                                  Aggregate   Annual       Recent           Five Year
                               Activation  Close    Total      Total   One Year Total   Avg. Annual Total
Series                            Date     Date     Return    Return       Return             Return
Small Cap Series. . . . . . .    04/30/92  Open      111.65%    9.02%            9.43%               5.10%

International Series. . . . .    08/27/92  Open      184.03%   13.31%           -3.03%              18.98%

New York Tax Exempt Series. .    01/17/94  Open       38.61%    4.80%           12.24%               4.95%

Ohio Tax Exempt Series. . . .    02/14/94  Open       37.21%    4.70%           12.21%               4.54%

Diversified Tax Exempt Series    02/14/94  Open       39.35%    4.94%           12.92%               4.83%

World Opportunities Series. .    09/06/96  Open       66.09%   12.45%            7.96%              n/a

Global Fixed Income Series. .    10/31/97  Open       10.33%    3.15%            0.51%              n/a

Life Sciences Series. . . . .     11/5/99  Open      102.29%   83.66%           87.31%              n/a

Technology Series . . . . . .      8/8/00  Open      -28.40%     n/a            n/a                 n/a

                                      B-55

The  above  figures  were  calculated  according  to  the  following  formula:

               P(1  +T)n     =     ERV

     where:
           P     = a  hypothetical  initial  payment of $1,000
           T     = average  annual  total  return
           n     = number  of  years
         ERV     = ending redeemable value of hypothetical $1,000 payment made at the beginning of the l-, 5-, or 10-year periods at the end of the l-, 5-, or 10-year periods (or fractional portion thereof).

FINANCIAL  STATEMENTS

The financial statements of the Fund are incorporated by reference into this Statement of Additional Information. The financial statements with respect to the Series have been audited by PricewaterhouseCoopers LLP, independent public accountants to such Series. The Series' annual report(s) for the fiscal year ended December 31, 2000, and the Series' financial statements for the six months ended June 30, 2001 (unaudited) are incorporated herein by reference in reliance upon their authority as experts in accounting and auditing. Because the
Commodity  Series  and   High  Yield  Bond  Series  had  never been
activated as of the date of this statement of Additional Information, no financial statements are included for these series. A copy of the December 31, 2000 Annual Report(s) to Shareholders, and the June 30, 2001 Semi-Annual Report(s) to shareholders must accompany the delivery of this Statement of Additional of Information.

APPENDIX - DESCRIPTION OF BOND RATINGSThe ratings indicated herein are believed to be the most recent ratings available at the date of this statement of additional information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the fund s fiscal year-end.

MOODY'S  INVESTORS  SERVICE,  INC.  ("MOODY'S") SHORT-TERM PRIME RATING SYSTEM -
TAXABLE  DEBT  AND  DEPOSITS  GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     Leading  market  positions  in  well-established  industries.
High  rates  of  return  on  funds  employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection.
Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign
Rating  for  Bank  Deposits  for  the  country  in  which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S  MUNICIPAL  AND  CORPORATE  BOND  RATINGS

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody's may also assign conditional ratings to municipal bonds. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

STANDARD  &  POOR'S  SHORT-TERM  ISSUE  CREDIT  RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD  &  POOR'S  MUNICIPAL  AND  CORPORATE  BOND  RATINGS

Aaa: An obligation rated Aaa has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An  obligation  rated  CC  is  currently  highly  vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

Plus (+) or Minus (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories. Standard & Poor's ratings may also be indicated by "NR". This designation indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Standard & Poor's may also assign conditional ratings to municipal bonds. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                           PART C - OTHER INFORMATION

ITEM  23.  EXHIBITS.

(a)
   (1)Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (4)Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (5)Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (6)Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (7)Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020) .
  (10)Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
     (11)Articles of Amendment as filed with the State of Maryland on June 14, 2001 filed herewith.


(b) By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(c)
   (1)Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (2)Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (3)Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (4)Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (5)Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).
   (6)Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)
   (7)Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (8)Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
   (9)Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (10)Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

  (11)Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (12)Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (13)Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (14)Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).
  (15)Articles Supplementary to the charter as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).
  (16)Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).
  (17) Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).
  (18) Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000.(incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016.)
(d)
   (1)Investment Advisory Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc.(incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a) Supplement to Schedule A of the Investment Advisory Agreement dated May 11, 1999 (incorporated by reference to Exhibit (5)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b)  Supplement  to  Schedule  A of the Investment Advisory Agreement dated
February  2,  2000    (incorporated  by  reference  to  Exhibit  99.D(1)B  to
Post-Effective No. 38 to the Registration Statement on Form N-1A filed on April 30, 2001 with Accession Number 0000751173-01-500020.)

   (2)Investment Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Exeter Fund, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (a)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Strong Capital Management, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (b)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Loomis, Sayles & Company, L.P. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (c)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and State Street Global Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (d)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Scudder Kemper Investments, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (e)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Babson-Stewart Ivory International.(incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (f)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and DLJ Investment Management Corp. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (g)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and MFS Institutional Advisors, Inc. (incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

       (h)Form of Sub-Advisory Agreement between Manning & Napier Advisory Advantage Corporation and Manning & Napier Advisors, Inc.(incorporated by reference to Exhibit (5)(c) to Post-Effective No. 34 to the Registration
Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (3)(a)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

      (b)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated February 2, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series and Diversified Tax Exempt Series filed on April 28, 2000 with Accession Number 0000751173-00-000012.

          (c)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 11, 1999 for the Socially Responsible
Series  filed  on  April  30,  2001  with  Accession  Number
0000751173-01-500020.


          (d)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated May 5, 2000 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

          (e)Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the New York Tax Exempt Series, Ohio Tax Exempt Series, Diversified Tax Exempt Series and Technology Series filed on April 30, 2001 with Accession Number
0000751173-01-500020.

          (f) Expense Limitation Agreement between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. dated January 30, 2001 for the Defensive Series, Blended Asset Series I, Blended Asset Series II, Maximum Horizon Series, Tax Managed Series and PureMark[sm] Series filed on April 30, 2001 with Accession Number 0000751173-01-500020.

(e)
   (1) Amended and Restated Distribution Agreement dated May 11, 1999 incorporated by reference to Exhibit (6)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

   (2)Form  of  Dealer  Agreement  (incorporated  by  reference  to  Exhibit
     (6)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

   (3)Amended and Restated Distribution Agreement Schedule A dated November 20, 2000.(incorporated by reference to Exhibit 99.e(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(f)   Not  Applicable.

(g) Custodian Agreement is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050.
     (1)  Amendment  to  the  Custody  Agreement  dated  June  29, 2001.

(h)
   (1) Transfer Agent Agreement (incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

     (a)Supplement to Schedule A of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(b) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

     (b)Supplement to Schedule B of the Transfer Agent Agreement dated May 11, 1999 (incorporated by reference to Exhibit (9)(c) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

      (c)Supplement to Schedule A of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)c to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

      (d)Supplement to Schedule B of the Transfer Agent Agreement dated November 20, 2000 (incorporated by reference to Exhibit 99.h(1)d to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

   (2)Master Services Agreement dated April 14, 2000 between Manning & Napier Advisors, Inc. and Exeter Fund, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

     (a) Transfer Agent Services Appendix to the Master Services Agreement dated April 14, 2000.(incorporated by reference to Exhibit 99.h(2)a to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(i)  Opinion  of  Morgan,  Lewis  &  Bockius  is  filed  herewith.

(j) Consent of Independent Auditors PricewaterhouseCoopers, LLP is filed herewith.

(k)  Not  Applicable.

(l) Investment letters (incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(m)  Form  of  12b-1  Plan  is incorporated by reference to Exhibit (15) to Post
Effective Amendment No.31 to the Registration Statement on Form N-1A filed on December 24, 1998 with Accession Number 0000751173-98-000065.
  (1)Form of 12b-1 Plan with respect to Class B Shares dated February 2, 2000.(incorporated by reference to Exhibit 99.m(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

  (2) Form of 12b-1 Plan with respect to Class C Shares dated February 2, 2000.(incorporated by reference to Exhibit 99.m(2) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

  (3) Form of 12b-1 Plan with respect to Class D Shares dated February 2, 2000.(incorporated by reference to Exhibit 99.m(3) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

  (4) Form of 12b-1 Plan with respect to Class E Shares dated February 2, 2000. (incorporated by reference to Exhibit 99.m(4) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(n) (1)Rule 18f-3 Plan (incorporated by reference to Exhibit 18, to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on October 22, 1997 with Accession Number 0001047469-97-001380).

     (2)Amended Rule 18f-3 Plan (incorporated by reference to Exhibit (18)(a) to Post-Effective No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(o)  Not  Applicable

(p) Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors, Inc.,and Manning & Napier Investor Services, Inc. filed on April 28, 2000 with Accession Number 0000751173-00-000012.

      (1)Amended Code of Ethics adopted by Exeter Fund, Inc., Manning & Napier Advisors and Manning & Napier Investor Services, Inc. (incorporated by reference to Exhibit 99.p(1) to Post-Effective No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

ITEM  24.

PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT.

Not  Applicable

ITEM  25.

INDEMNIFICATION.

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant's Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy with Chubb Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

ITEM  26.

BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISOR.

Manning & Napier Advisors, Inc. (dba Exeter Asset Management) is the investment advisor of the Small Cap Series, World Opportunities Series, Commodity Series, Financial Services Series, Technology Series, International Series, Global Fixed Income Series, Life Sciences Series, PureMark[SM] Series , Blended Asset Series I, Blended Asset Series II, Defensive Series, Maximum Horizon Series, New York Tax Exempt Series, Ohio Tax Exempt Series and the Diversified Tax Exempt Series. Manning & Napier Advisors, Inc. (dba Exeter Asset Management) was the investment advisor to the Flexible Yield Series I, Flexible Yield Series II, Flexible Yield Series III, prior to their liquidation on February 24, 2000. For information as to the business, profession, vocation or employment of a substantial nature of Manning & Napier Advisors, Inc. its directors and officers, reference is made to Part B of this Registration Statement and to Form ADV as filed under the Investment Advisers Act of 1940 by Manning & Napier Advisors, Inc.

  ITEM  27.

PRINCIPAL  UNDERWRITERS.

(a)    Not  Applicable

(b) Manning & Napier Investor Services, Inc. is the Distributor for the Registrant's shares.




 Name & Principal      Positions & Offices    Positions & Offices
    Business Address      with Distributor        with Registrant
-----------------------------------------------------------------
B. Reuben Auspitz
1100 Chase Square                                                                        Director & Vice
Rochester, NY 14604                                                President & Director  President
-----------------------------------------------------------------  --------------------  -------------------


Julie Raschella
1100 Chase Square
Rochester, NY 14604                                                Director              N/A
                                                                   --------------------  -------------------


Beth H. Galusha                                                                          Chief Financial &
1100 Chase Square                                                                        Accounting Officer,
Rochester, NY 14604                                                Treasurer             Treasurer
                                                                   --------------------  -------------------

Michelle LaMachia
1100 Chase Square
Rochester, NY 14604                                                Corporate Secretary   N/A
                                                                   --------------------  -------------------

George Nobilski
1100 Chase Square
Rochester, NY 14604                                                Director              N/A
-----------------------------------------------------------------  --------------------  -------------------




(c) The Distributor does not receive any commissions or other form of compensation for its distribution services to the Registrant.

ITEM  28.

LOCATION  OF  ACCOUNTS  AND  RECORDS.

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of Registrant except for the records required by Rule 31a-1(b)(2)(a) and (b), which are in the possession of the Custodian.

ITEM  29.

MANAGEMENT  SERVICES.

Not  Applicable.

ITEM  30.

UNDERTAKINGS.

Not  Applicable.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant duly certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 39 to the Registration Statement to be signed on
                               ---
its  behalf  by  the  undersigned,  thereunto  duly  authorized,  in the City of
Rochester  and  State  of  New  York  on  the   27thday  of  August,  2001.
                                              ------        ------  -----

          Exeter  Fund,  Inc.
          (Registrant)

          By  /s/  William  Manning
            -----------------------
                William  Manning
                 President

     Pursuant  to  the  requirements  of  the  Securities  Act  of  1933,  this
Post-Effective  Amendment No.   42 to the Registration Statement has been signed
                              ----
below  by  the  following  persons  in the capacities and on the date indicated.



Signature                                      Title                           Date
------------------------  -----------------------------------------------  -------------

 /s/ William Manning
------------------------
William Manning
                          Principal Executive Officer                      August 27, 2001
                                                                           -------------
/s/ B. Reuben Auspitz
------------------------
B. Reuben Auspitz
                          Director and Officer                             August 27, 2001
                                                                           -------------
/s/ Martin F. Birmingham
------------------------
Martin F. Birmingham
                          Director                                         August 27, 2001
                                                                           -------------
/s/ Harris H. Rusitzky
------------------------
Harris H. Rusitzky
                          Director                                         August 27, 2001
                                                                           -------------
/s/ Peter L. Faber
------------------------
Peter L. Faber
                          Director                                         August 27, 2001
                                                                           -------------
/s/ Stephen B. Ashley
------------------------
Stephen B. Ashley
                          Director                                         August 27, 2001
                                                                           -------------
/s/ Christine Glavin
------------------------
Christine Glavin
                          Chief Financial & Accounting Officer, Treasurer  August 27, 2001
                                                                           -------------





                                  EXHIBIT INDEX



EX-99.A(11)    Articles  of  Amendment.

EX-99.G(1)     Amendment  to  the  Custody  Agreement.

EX-99.I        Opinion  of  Morgan,  Lewis  &  Bockius.

EX-99.J        Consent  of  PricewaterhouseCoopers,  LLP.

Cover          Cover  letter  from  Exeter  Fund,  Inc.